UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2022

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

March 31, 2022

CrossingBridge Low Duration High Yield Fund

Institutional Class
(CBLDX)

CrossingBridge Responsible Credit Fund

Institutional Class
(CBRDX)

CrossingBridge Ultra-Short Duration Fund

Institutional Class
(CBUDX)

CrossingBridge Pre-Merger SPAC ETF

(SPC)

Investment Adviser

CrossingBridge Advisors, LLC
427 Bedford Road
Suite 220
Pleasantville, New York 10570

Phone: 1-888-898-2780

Table of Contents

COMMENTARY	3
MANAGEMENT’S DISCUSSION OF
FUND PERFORMANCE AND ANALYSIS	7
EXPENSE EXAMPLE	15
INVESTMENT HIGHLIGHTS	17
SCHEDULES OF INVESTMENTS	25
STATEMENTS OF ASSETS AND LIABILITIES	57
STATEMENTS OF OPERATIONS	59
STATEMENTS OF CHANGES IN NET ASSETS	61
FINANCIAL HIGHLIGHTS	66
NOTES TO FINANCIAL STATEMENTS	71
ADDITIONAL INFORMATION	91

Commentary

Our Q1 2022 letter was titled Locomotive Breath, which we believe portrays a loss of control resulting from extreme, unanticipated events and the need to make the best of it as we go forward, which could describe today’s geopolitical and economic backdrop. In our 2021 year-end letter, we anticipated significant volatility. However, the events in the beginning of 2022 have been beyond our expectations with the Russian invasion of Ukraine exacerbating ongoing challenges posed by inflation and supply chain bottlenecks. Capital preservation and investment success often come down to how an investor weathers these episodes and finds ways to take advantage of them.

The series of yield curves above reflects the crux of investors’ concerns. Beginning in 2021 and gaining momentum throughout the year, the U.S. economy was running “hot” leading to a steady decline in unemployment, rising wages and an ongoing increase in demand for goods causing inflation. This was compounded by supply chain bottlenecks and labor shortages. The Federal Reserve actively messaged its concern that inflation was no longer “transitory” and its intent to pursue policy to prevent a “runaway train.” Thus, the rise in yields in January and early February 2022 reflects the fact that “Mr. Market” was well prepared for the Federal Reserve to begin reversing its expansionary monetary policy.

Investors were not prepared for the Russian invasion of Ukraine that began on February 24th. Markets reacted quickly, but the typical “flight to quality” into U.S. Treasuries did not occur. Why? Energy and food prices spiked sharply raising fears that inflation might go out of control, similar to the 1970s, given Russia and Ukraine’s roles as significant global producers. On March 16th, true to their word, the Federal Reserve raised the Fed Funds Rate by 25 basis points and indicated that they would raise rates at each meeting through the end of 2022 and possibly into 2023.

As shown above, oil and gas prices jumped dramatically after many Western countries barred the purchase of Russian-produced energy, effectively taking it off the market. Food prices also rose substantially since Ukrainian farming, which accounts for 8.0% and 13.2% of world wheat and corn exportsc, respectively, was severely reduced by the war. Food prices were also impacted by higher cost for fertilizer, transportation and packaging, which are tied to oil and gas prices. Although Russia is not a major producer of copper, aluminum and nickel, challenges to global supply caused by the war propelled their prices higher. Further, the rise in the price of palladium in Q1 2022 is representative of lesser-known commodities, including helium, neon, argon, krypton and xenon, for which Russia and/or Ukraine are major suppliers. These gases are critical inputs in high tech products such as semiconductors, which have experienced shortages due to supply chain disruptions.

SPAC Update

Special Purpose Acquisition Companies (SPACs) represent a significant holding in our Funds.1  We recognize that the SPAC market has slowed and the SEC has issued proposed regulations concerning disclosures that may impact the volume of issuance going forward,2 but we remain confident that this is a permanent asset class for capital formation.3  Regardless, the outstanding issuance is plentiful for ultra-short investing at attractive yields with limited credit risk as long as one purchases SPACs below trust value and always redeems.

________________

[1]
At 3/31/22, CrossingBridge Low Duration High Yield Fund held 11.3% of its net assets in SPACs, CrossingBridge Ultra-Short Duration Fund held 12.1% of its net assets in SPACs, CrossingBridge Responsible Credit Fund held 17.2% of its net assets in SPACs and CrossingBridge Pre-Merger SPAC ETF held 99.3% of its net assets in SPACs.

[2]	For an academic study regarding the quality and effect of greater disclosure for SPACs, see SPACs and Forward-Looking Disclosure: Hype or Information, Chapman, Frankel and Martin, October 2021
[3]	For an academic study of the merit of capital formation via SPAC transactions, see PE for the Public: The Rise of SPACs, Gryglewicz, Hartman-Glaser and Mayer, 3/18/22

As shown at the bottom of the previous page, there are billions of dollars of capital in trust accounts of SPACs that have yet to complete a merger.  However, as each day passes, they are moving toward the date at which they must liquidate, returning their capital to shareholders. This effectively represents the universe of SPACs from which we can select investments for our fixed income-oriented approach to SPACs. The spike in the number of SPACs reaching their liquidation date in early 2023 is an echo of the peak in SPAC issuance during the summer of 2021, reflecting the typical 18-month period during which a SPAC can look for a merger partner.

Despite a slowdown in SPAC issuance in Q1 2022, the number SPACs seeking merger partners and the capital they represent increased during the quarter, providing a growing opportunity set for our investment in SPACs. In addition, the yield to liquidation increased by 49 basis points, reflecting the rise in interest rates, while the months to liquidation declined by nearly 3 months. At quarter-end, the Treasury yield for a T-Bill with maturity 10.6 months out was approximately 1.59%F; thus, on average, an investment in SPACs seeking merger partners had a yield to liquidation that exceeded the yield on the comparable T-Bill by 115 basis points. The yield achieved on a portfolio of such SPACs would likely be higher as some SPAC mergers will likely take place earlier than the liquidation date, thus speeding up the return of capital to shareholders who elect to redeem their shares.

Dynamic Braking

“Dynamic braking” is used to stop runaway trains.4  Similarly, the Fed is using higher interest rates and quantitative tightening to quell inflation. Whether they will be successful, we have no opinion.

Some have taken note that the yield curve has inverted5 between the 3-year and 10-year maturities and pointed to curve inversion as a harbinger of recession. However, members of the Federal Reserve have been dismissive of the signaling power of a 2-year versus 10-year inversion and only become concerned when an inversion of the 3-month T-Bill versus the 10-year bond becomes deeply negative and persistent.G  Thus, with the curve quite steep beyond 3 months, the labor market red-hot and GDP at its highest level in over 20 yearsH a recession may seem far off. But what do we know?  We remain defensively positioned with a lot of dry powder, prepared to very selectively take advantage of opportunities as they appear.

Focusing on the fundamentals,

David K. Sherman and CrossingBridge Team

________________

[4]	For those interested, we recommend Train Wreck: The Forensics of Rail Disaster, George Bibel, The Johns Hopkins University Press 2012
[5]	An “inverted” yield curve is one in which shorter rates are higher than longer rates.

Endnotes
________________

A	Bloomberg
B	Bloomberg and Ukraine/Russia conflict: The read-through for US HY supply chains, Goldman Sachs, 3/11/22
C	Ukraine/Russia conflict: The read-through for US HY supply chains, Goldman Sachs, 3/11/22
D	www.SPACinformer.com. SPACinformer.com is owned by eBuild Ventures, an affiliate of Cohanzick Management, LLC, the parent company of CrossBridge Advisors, LLC.
E	www.SPACinformer.com. SPACinformer.com is owned by eBuild Ventures, an affiliate of Cohanzick Management, LLC, the parent company of CrossBridge Advisors, LLC.
F	The 1.375% Treasury Bond maturing on February 15, 2023 had a yield to maturity of 1.59% on March 31, 2022.
G	Yield curve: Flashing orange, Barclays, 3/29/22
H	Bloomberg

Disclosures

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

A Basis Point (BP) is 1/100 of one percent. LIBOR is the average interbank interest rate at which a selection of banks on the London money market are prepared to lend to one another. Yield to Maturity (YTM) is the total return anticipated on a bond (on an annualized basis) if the bond is held until it matures. Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates.

ETF definitions: the ICE BOFA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Gross Spread is the amount by which a SPAC is trading at a discount or premium to its pro rata share of the collateral trust value.  For example, if a SPAC is trading at $9.70 and shareholders’ pro rata share of the trust account is $10.00/share, the SPAC has a gross spread of 3% (trading at a 3% discount). Yield to Liquidation: similar to a bond’s yield to maturity, SPACs have a yield to liquidation/redemption, which can be calculated using the gross spread and time to liquidation. Maturity: similar to a bond’s maturity date, SPAC also have a maturity, which is the defined time period in which they have to complete a business combination.  This is referred to as the liquidation or redemption date. Price refers to the price at which the ETF is currently trading. The sec yield is a standard yield calculation developed by the U.S. Securities and Exchange Commission (SEC) that allows for fairer comparisons of bond funds. It is based on the most recent 30-day period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after the deduction of the fund’s expenses. It is also referred to as the “standardized yield.”

All performance data greater than 1 year is annualized.

Diversification does not assure a profit nor protect against loss in a declining market.

A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation’s assets and earnings. A bond is a debt investment in which an investor loans money to an entity that borrows the fund for a defined period of time at a fixed interest rate. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. The SEC does not approve, endorse, nor indemnify any security.

Tax features may vary based on personal circumstances. Consult a tax professional for additional information.

Must be preceded or accompanied by a prospectus.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Low Duration High Yield Fund
(Unaudited)

The 2021-2022 fiscal semi-annual period for the CrossingBridge Low Duration High Yield Fund (CBLDX; the “Fund”) covers the six-month period of October 1, 2021 through March 31, 2022.  During this period, the Fund gained 0.73% on its Institutional Class shares while the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index lost -1.44%, the ICE BofA 1-3 Year U.S. Corporate Bond Index lost -3.69% and the ICE BofA 0-3 Year U.S. Treasury Index lost -2.07%.

Monthly investment results for the fiscal year ranged from -0.03% in March 2022 to 0.31% in December 2021. The Fund generated positive returns for four out of the six months during the fiscal semi-annual period.  The median monthly return for the period was 0.10% with an annualized standard deviation of 0.49%.

The total return for the period was positive.  The Fund had positive contributions from interest income and had realized gains and unrealized losses during the period.  The Fund’s NAV decreased from $10.36 on September 30, 2021 to $10.13 on March 31, 2022, but the Fund distributed $0.31 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index (HSNF) tracks the performance of short maturity U.S. dollar denominated below investment grade rating (based on an average of Moody’s, S&P, and Fitch), at least 18 months to final maturity at the time of issuance, at least one month but less than three years remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and minimum amount outstanding of $250 million. The ICE BofA 1-3 Year U.S. Corporate Bond Index (C1A0) is a subset of the ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than three years. The ICE BofA 0-3 Year U.S. Treasury Index (G1QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure that is used to quantify the amount of variation or dispersion of a set of data values.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund may invest in exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”), which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s and ETN’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell the shares. The value of ETNs may be influenced by the level of supply and demand for the ETN, volatility and lack of liquidity. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, and, depending upon the characteristics of a particular derivative, suddenly can become illiquid. Investments in asset-backed, mortgage-backed, and collateralized mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”) . Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Responsible Credit Fund
(Unaudited)

The 2021-2022 fiscal semi-annual period for the CrossingBridge Responsible Credit Fund (CBRDX; the “Fund”) covers the six-month period of October 1, 2021 through March 31, 2022.  During this period, the Fund gained 0.33% on its Institutional Class shares while the ICE BofA U.S. High Yield Index lost -3.89%, the ICE BofA U.S. Corporate Index lost -7.58% and the ICE BofA 3-7 Year U.S. Treasury Index lost -5.63%.

Monthly investment results for the fiscal period ranged from -0.30% in January 2022 to 0.41% in December 2021. The Fund generated positive returns for four out of the six months during the fiscal period.  The median monthly return for the period was 0.11% with an annualized standard deviation of 1.00%.

The total return for the period was higher.  The Fund had positive contributions from interest income and had realized capital gains and unrealized losses during the period.  The Fund’s NAV increased from $10.01 on September 30, 2021 to $9.88 on March 31, 2022, but the Fund distributed $0.16 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

The Fund is non-diversified under the 1940 Act, therefore allowing the Fund to be more concentrated than a diversified fund.  Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.  Current fund statistics may not be indicative of future positioning.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

Definitions: The ICE BofA U.S. High Yield Index (H0A0) tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA U.S. Corporate Index (C0A0) tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 3-7 Year U.S. Treasury Index (G30C) is a subset of ICE BofA U.S. Treasury Index including all securities with a remaining term to final maturity greater than or equal to 3 years and less than 7 years.  Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. The Fund’s focus on sustainability considerations (ESG criteria) may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. The Fund invests in equity securities of special purpose acquisition companies (“SPACs”), which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Ultra-Short Duration Fund
(Unaudited)

The 2021-2022 fiscal semi-annual period for the CrossingBridge Ultra-Short Duration Fund (CBUDX; the “Fund”) covers the six-month period of October 1, 2021 through March 31, 2022.  During this period, the Fund gained 0.19% on its Institutional Class shares while the ICE BofA 0-1 Year U.S. Corporate Index lost -1.42%, the ICE BofA 0-1 Year U.S. Treasury Index lost -0.26% and the ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index lost -1.93%.

Monthly investment results for the fiscal period ranged from -0.12% in March 2022 to 0.18% in February 2022. The Fund generated positive returns for three out of the six months during the fiscal period.  The median monthly return for the period was 0.05% with an annualized standard deviation of 0.42%.

The total return for the period was positive.  The Fund had positive contributions from interest income and had realized gains and unrealized losses during the period.  The Fund’s NAV decreased from $10.01 on September 30, 2021 to $9.99 on March 31, 2022, but the Fund distributed $0.035 during the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-1 Year U.S. Corporate Index (H540) tracks the performance of short-maturity U.S. dollar denominated investment grade corporate debt publicly issued in the U.S. domestic market. The ICE BofA 0-1 Year U.S. Treasury Index (G0QA) tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than a year. The ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index (R1A0) is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with an average life less than 3 years.  Duration is the weighted average of the present value of the cash flows and is used as a measure of a bond price’s response to changes in yield.  Rising interest rates mean falling bond prices, while declining interest rates mean rising bond prices. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.  The Fund invests in equity securities and warrants of special purpose acquisition companies (“SPACs”). Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination.

Must be preceded or accompanied by a prospectus.

Distributor: Quasar Distributors, LLC.

Management’s Discussion of Fund Performance and Analysis
CrossingBridge Pre-Merger SPAC ETF
(Unaudited)

The 2021-2022 fiscal semi-annual period for the CrossingBridge Pre-Merger SPAC ETF (SPC; the “Fund”) covers the six-month period of October 1, 2021 through March 31, 2022. During this period, the Fund had a NAV return of 2.45% and a market return of 2.40%, while the ICE BofA 0-3 Year U.S. Treasury Index lost -2.07%.

Monthly share price investment results for the fiscal period ranged from -0.34% in January 2022 to 1.35% in October 2021. Monthly NAV investment results for the fiscal period ranged from -0.15% in January 2022 to 1.23% in November 2021. The Fund generated flat or positive returns for four out of the six months during the fiscal period.  The median monthly price return for the period was 0.22% and the median monthly NAV return was 0.12%.  The Fund’s share price had an annualized standard deviation of 2.36%. and the Fund’s NAV had an annualized standard deviation of 2.11%

The Fund had realized and unrealized gains during the period.  The total return for the period was higher as the share price increased from $20.04 on September 30, 2021 to $20.52 on March 31, 2022 while the NAV increased from $20.01 to $20.50 for the period.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocation are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for complete Fund holdings.

*Definitions: The ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years. Standard Deviation is a statistical measure of portfolio risk used to measure variability of total return around an average, over a specified period of time. The greater the standard deviation over the period, the wider the variability or range of returns and hence, the greater the fund’s volatility.

It is not possible to invest directly in an index.

Investing involves risk; Principal loss is possible. The Fund invests in equity securities and warrants of SPACs. Pre-combination SPACs have no operating history or ongoing business other than seeking a merger, share exchange, asset acquisition, share purchase negotiation or similar business combination (a “Combination”), and the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable Combination. There is no guarantee that the SPACs in which the Fund invests will complete a Combination or that any Combination that is completed will be profitable. Unless and until a Combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial Combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a Combination even though a majority of its public stockholders do not support such a Combination. Some SPACs may pursue Combinations only within certain industries or regions, which may increase the volatility of their prices. The Fund may invest in SPACs domiciled or listed outside of the U.S., including, but not limited to, Canada, the Cayman Islands, Bermuda and the Virgin Islands. Investments in SPACs domiciled or listed outside of the U.S. may involve risks not generally associated with investments in the securities of U.S. SPACs, such as risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Further, tax treatment may differ from U.S. SPACs and securities may be subject of foreign withholding taxes. Smaller capitalization SPACs will have a more limited pool of companies with which they can pursue a business combination relative to larger capitalization companies. That may make it more difficult for a small capitalization SPAC to consummate a business combination. Because the Fund is non-diversified it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Must be preceded or accompanied by a prospectus.

Distributor: Foreside Fund Services, LLC.

CROSSINGBRIDGE FUNDS
Expense Example
(Unaudited)

As a shareholder of the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing plan fees and other Fund expenses. As a shareholder of the CrossingBridge Pre-Merger SPAC ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the respective period disclosed in the following table and held for the entire respective period disclosed in the following table.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

CROSSINGBRIDGE FUNDS
Expense Example (Continued)
(Unaudited)

		Beginning	Ending
	Annualized	Account Value	Account Value	Expenses
	Expense	October 1,	March 31,	Paid During
	Ratio	2021	2022	Period*
CrossingBridge Low
Duration High Yield Fund
Institutional Class
Based on actual fund return	0.90%	$1,000.00	$1,007.30	$4.50
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Responsible Credit Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,003.30	4.50
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Ultra-Short Duration Fund
Institutional Class
Based on actual fund return	0.90%	1,000.00	1,001.90	4.49
Based on hypothetical 5% return	0.90%	1,000.00	1,020.44	4.53

CrossingBridge
Pre-Merger SPAC ETF
Based on actual fund return	0.82%	1,000.00	1,024.50	4.14
Based on hypothetical 5% return	0.82%	1,000.00	1,020.84	4.13

*
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182 days), divided by 365 days to reflect the six month period ended March 31, 2022.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital using a low duration mandate. The allocation of portfolio holdings as of March 31, 2022 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Average Annual Total Returns as of March 31, 20221

	Six	One	Three	Since
	Month	Year	Years	February 1, 2018[2]
Institutional Class Shares	0.73%	3.92%	4.37%	3.90%
ICE BofA 0-3 Year U.S. High Yield
Excluding Financials Index	-1.44%	1.48%	3.59%	3.81%
ICE BofA 0-3 Year U.S. Treasury Index	-2.07%	-2.04%	0.90%	1.31%
ICE BofA 1-3 Year U.S. Corporate
Bond Index	-3.69%	-3.18%	1.45%	1.92%

1  Six month returns are not annualized.
2  Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index, as well as other broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index is a subset of ICE BofA 0-3 Year U.S. High Yield Index excluding sector level 2 Financial issuers. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than three years.  Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. ICE BofA 1-3 Year U.S. Corporate Bond Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 3 years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*  Commencement of investment operations.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights
(Unaudited)

The Fund seeks high current income and capital appreciation consistent with the preservation of capital by investing in fixed income securities that meet the responsible investing criteria of the Fund’s investment adviser. The allocation of portfolio holdings as of March 31, 2022 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

*  Less than 0.005%.

Total Returns as of March 31, 2022

	Six	Since
	Month	June 30, 2021[1]
Institutional Class Shares	0.33%	0.90%
ICE BofA U.S. High Yield Index	-3.89%	-2.98%
ICE BofA 3-7 Year U.S. Treasury Index	-5.63%	-5.79%
ICE BofA U.S. Corporate Index	-7.58%	-7.64%

1  Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, the ICE BofA U.S. High Yield Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 3-7 Year U.S. Treasury Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than 3 years and less than or equal to 7 years. ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least one year remaining term to final maturity and at least $250 million outstanding. ICE BofA U.S. High Yield Index is an unmanaged index that tracks the performance of U.S. dollar denominated, below investment-grade rated corporate debt publicly issued in the U.S. domestic market. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*  Commencement of investment operations.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights
(Unaudited)

The Fund seeks to offer a higher yield than cash instruments while maintaining a low duration. The allocation of portfolio holdings as of March 31, 2022 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of March 31, 2022

	Six	Since
	Month	June 30, 2021[1]
Institutional Class Shares	0.19%	0.25%
ICE BofA 0-1 Year U.S. Corporate Index	-1.42%	-1.33%
ICE BofA 0-1 Year U.S. Treasury Index	-0.26%	-0.23%
ICE BofA 0-3 Year U.S. Fixed Rate
Asset Backed Securities Index	-1.93%	-1.82%

1  Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND
Investment Highlights (Continued)
(Unaudited)

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and the Fund’s primary benchmark index, ICE BofA 0-1 Year U.S. Corporate Index, as well as other broad-based securities indices on the Fund’s inception date. ICE BofA 0-1 Year U.S. Corporate Index is a subset of ICE BofA U.S. Corporate Bond Index including all securities with a remaining term to final maturity less than 1 year. ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. ICE BofA 0-3 Year U.S. Fixed Rate Asset Backed Securities Index is a subset of ICE BofA U.S. Fixed Rate Asset Backed Securities Index including all securities with a remaining term to final maturity less than three years. It is not possible to invest directly in an index.

Growth of $50,000 Investment

*  Commencement of investment operations.

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights
(Unaudited)

The Fund seeks to provide total returns consistent with the preservation of capital. The allocation of portfolio holdings as of March 31, 2022 is as follows:

Allocation of Portfolio Holdings
(% of Investments)

Total Returns as of March 31, 2022

	Six	Since
	Month	September 20, 2021[1]
Net Asset Value	2.45%	2.48%
Market Value	2.40%	2.60%
ICE BofA 0-3 Year U.S. Treasury Index	-2.07%	-2.13%

1  Commencement of investment operations.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-898-2780.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance. ICE BofA 0-3 Year U.S. Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the

CROSSINGBRIDGE PRE-MERGER SPAC ETF
Investment Highlights (Continued)
(Unaudited)

U.S. government in its domestic market with maturities less than three years. Qualifying securities must have at least 18 months to maturity at point of issuance, at least one month and less than three years remaining term to final maturity, a fixed coupon schedule and minimum amount outstanding of $1 billion. It is not possible to invest directly in an index.

Growth of $10,000 Investment

*  Commencement of investment operations.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
ASSET BACKED SECURITIES – 0.62%

Finance and Insurance – 0.17%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	1,000,000	$985,867

Transportation and Warehousing – 0.45%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	2,842,118	2,673,348
TOTAL ASSET BACKED SECURITIES (Cost $3,817,233)		3,659,215

BANK LOANS – 10.99%

Arts, Entertainment, and Recreation – 0.34%
Golden Nugget
13.000% (3 Month LIBOR + 12.000%), 10/04/2023 (b)	1,884,938	2,016,884

Construction – 0.19%
Lealand Finance (McDermott)
3.209% (1 Month Base Rate + 3.000%), 06/30/2024 (b)(d)	1,750,984	1,094,365

Finance and Insurance – 0.41%
MoneyGram International, Inc.
5.000% (3 Month LIBOR + 4.500%), 07/21/2026 (b)	2,401,729	2,401,129

Information – 2.54%
Avast Software, Inc.
2.756% (3 Month LIBOR + 2.000%), 03/22/2028 (b)	7,237,538	7,198,311
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (b)(d)	4,503,000	4,503,000
8.625%, 01/02/2024 (d)	3,301,000	3,301,000
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)(d)	7,333	7,333
		15,009,644
Manufacturing – 6.43%
K&N Parent, Inc.
5.756% (3 Month LIBOR + 4.750%), 10/20/2023 (b)	4,377,969	3,986,141
Mallinckrodt International
4.488% (3 Month LIBOR + 2.250%), 02/28/2023 (b)	31,970,560	31,800,796
Pixelle Specialty Solutions
7.500% (1 Month LIBOR + 6.500%), 10/31/2024 (b)	2,199,000	2,162,585
		37,949,522
Mining, Quarrying, and Oil and Gas Extraction – 0.75%
Quarternorth Energy Holding, Inc.
9.000% (Base Rate + 8.000%), 08/27/2026 (b)	4,419,985	4,454,969

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
BANK LOANS – 10.99% (CONTINUED)
Transportation and Warehousing – 0.33%
Access CIG LLC
4.207% (1 Month LIBOR + 3.750%), 02/27/2025 (b)	1,971,598	$1,945,454
Total Bank Loans (Cost $65,700,766)		64,871,967

COMMERCIAL PAPER – 20.49%

Finance and Insurance – 1.89%
Humana, Inc.
1.037%, 04/11/2022 (c)	11,181,000	11,179,343

Information – 3.35%
AT&T, Inc.
0.548%, 04/11/2022 (c)	11,794,000	11,791,784
Verizon Communications, Inc.
0.687%, 04/06/2022 (c)	7,986,000	7,985,257
		19,777,041
Manufacturing – 15.25%
Albemarle Corp.
1.071%, 04/12/2022 (c)	12,754,000	12,751,458
Campbell Soup Co.
0.698%, 04/13/2022 (c)	5,438,000	5,436,714
Cintas Corp.
0.988%, 04/19/2022 (c)	9,183,000	9,180,843
Fortune Brands Home & Security, Inc.
0.939%, 04/11/2022 (c)	7,986,000	7,984,609
General Motors Financial Co, Inc.
0.569%, 04/07/2022 (c)	5,965,000	5,964,217
HP, Inc.
1.185%, 04/27/2022 (c)	10,796,000	10,788,915
Jabil, Inc.
0.693%, 04/06/2022 (c)	11,141,000	11,139,381
Nutrien Ltd.
0.548%, 04/08/2022 (c)	5,732,000	5,731,242
Parker-Hannifin Corp.
0.600%, 04/20/2022 (c)	12,000,000	11,996,667
Viatris, Inc.
0.977%, 04/07/2022 (c)	9,051,000	9,049,742
		90,023,788
TOTAL COMMERCIAL PAPER (Cost $120,971,966)		120,980,172

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
COMMON STOCKS – 0.03%

Information – 0.01%
Leafly Holdings, Inc.	9,056	$74,984

Mining, Quarrying, and Oil and Gas Extraction – 0.02%
Superior Energy Services, Inc.	1,616	80,800
TOTAL COMMON STOCKS (Cost $2,117)		155,784

	Face
	Amount†
CONVERTIBLE BONDS – 2.66%

Information – 2.66%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	4,900,000	4,838,750
Leafly Holdings, Inc.
8.000%, 01/31/2025 (k)(l)	7,245,000	7,245,000
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	3,636,447
TOTAL CONVERTIBLE BONDS (Cost $16,646,514)		15,720,197

CORPORATE BONDS – 44.58%

Accommodation and Food Services – 0.22%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (a)	1,321,000	1,320,135

Agriculture, Forestry, Fishing and Hunting – 0.27%
Cooks Venture, Inc.
5.500%, 01/15/2025 (a)	1,595,000	1,576,658

Arts, Entertainment, and Recreation – 0.09%
Gaming Innovation Group PLC
8.500% (3 Month STIBOR + 8.500%), 06/11/2024 (b)(d)(e)	SEK 5,250,000	559,764

Educational Services – 0.08%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	473,000	476,883

Finance and Insurance – 3.04%
MHH Holding BV
7.366% (3 Month LIBOR + 7.000%), 02/10/2025 (b)(d)	4,501,000	4,557,262
Nordic Capital Partners II AS
7.670% (3 Month NIBOR + 6.250%), 06/30/2024 (b)(d)(f)	NOK 10,200,000	1,155,039

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 44.58% (CONTINUED)
Stockwik Forvaltning AB
7.000% (3 Month STIBOR + 7.000%), 09/03/2023 (b)(d)(e)	SEK 7,500,000	$789,692
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	11,000,000	11,472,890
		17,974,883
Health Care and Social Assistance – 0.75%
ADDvise Group AB
7.250% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(d)(e)	SEK 16,380,000	1,755,174
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (a)	2,656,000	2,649,188
		4,404,362
Information – 10.23%
Azerion Holding BV
7.250%, 04/28/2024 (d)(g)	EUR 3,199,000	3,505,611
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	8,486,000	8,478,320
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (b)(d)(g)	EUR 943,000	1,051,023
DISH DBS Corp.
5.875%, 07/15/2022	8,033,000	8,083,126
Impala Group Plc
9.000% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(d)(e)	SEK 11,250,000	1,185,765
INNOVATE Corp.
8.500%, 02/01/2026 (a)	6,874,000	6,737,792
Level 3 Financing, Inc.
5.250%, 03/15/2026	10,517,000	10,544,831
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (b)(d)(g)	EUR 13,789,000	15,254,162
N0r5ke Viking I AS
9.130% (3 Month NIBOR + 8.000%), 05/03/2024 (b)(d)(f)	NOK 14,800,000	1,681,083
NortonLifeLock, Inc.
5.000%, 04/15/2025 (a)	1,820,000	1,822,402
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	2,110,000	2,085,735
		60,429,850
Manufacturing – 10.28%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	3,822,775	4,092,032
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	2,000,000	1,964,800

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 44.58% (CONTINUED)

Manufacturing – 10.28% (Continued)
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (a)	11,233,000	$10,878,711
Columbia Care, Inc.
9.500%, 02/03/2026 (d)	9,000,000	9,055,350
Del Monte Foods, Inc.
11.875%, 05/15/2025 (a)	6,192,000	6,796,246
Fiven ASA
6.850% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(d)(g)	EUR 3,160,000	3,591,902
Ford Motor Credit Co. LLC
2.979%, 08/03/2022	6,833,000	6,844,001
FXI Holdings, Inc.
7.875%, 11/01/2024 (a)	5,897,000	5,882,670
Georg Jensen A/S
6.000% (3 Month EURIBOR + 6.000%), 05/15/2023 (b)(d)(g)	EUR 100,000	109,243
G-III Apparel Group Ltd.
7.875%, 08/15/2025 (a)	3,215,000	3,380,412
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(d)(g)	EUR 3,609,000	3,942,572
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)	4,060,000	4,161,500
		60,699,439
Mining, Quarrying, and Oil and Gas Extraction – 5.34%
Cleveland-Cliffs, Inc.
9.875%, 10/17/2025 (a)	15,703,000	17,518,659
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	5,385,980	5,520,630
Greenfire Resources, Inc.
12.000%, 08/15/2025 (a)(d)	2,660,000	2,825,239
Tacora Resources, Inc.
8.250%, 05/15/2026 (a)(d)	5,848,000	5,672,765
		31,537,293
Professional, Scientific, and Technical Services – 2.58%
C3 Nano, Inc.
6.500%, 02/15/2024 (a)	600,000	595,530
Desenio Holding AB
5.546% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(d)(e)	SEK 2,500,000	228,665
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	6,448,000	6,189,758

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 44.58% (CONTINUED)

Professional, Scientific, and
Technical Services – 2.58% (Continued)
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	$8,239,377
		15,253,330
Real Estate and Rental and Leasing – 0.25%
REX – Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,494,150

Retail Trade – 4.38%
Sally Holdings LLC / Sally Capital, Inc.
8.750%, 04/30/2025 (a)	5,474,000	5,727,227
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	20,478,000	20,119,635
		25,846,862
Transportation and Warehousing – 6.61%
Altera Shuttle Tankers LLC
7.125%, 08/15/2022 (d)	1,000,000	974,500
Golar LNG Ltd.
7.000%, 10/20/2025 (d)	11,547,000	11,547,000
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	11,875,000	11,884,559
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (d)	10,800,000	10,921,520
Western Midstream Operating LP
4.000%, 07/01/2022	3,680,000	3,680,000
		39,007,579
Wholesale Trade – 0.46%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	2,656,079	2,700,130
TOTAL CORPORATE BONDS (Cost $266,585,534)		263,281,318

	Number
	of Shares
SPECIAL PURPOSE ACQUISITION COMPANIES – 11.25%
Adit EdTech Acquisition Corp. (i)	10,070	99,492
Alpha Partners Technology
Merger Corp. Founder Shares (i)(k)(l)	9,341	3,036

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 11.25% (CONTINUED)
Aries I Acquisition Corp. (d)(i)	8,186	$82,433
Athlon Acquisition Corp. (i)	12,435	121,863
Atlantic Avenue Acquisition Corp. (i)	90,259	889,954
Authentic Equity Acquisition Corp. (d)(i)	12,435	121,863
AxonPrime Infrastructure
Acquisition Corp. Founder Shares (i)(k)(l)	5,000	2,250
Benessere Capital Acquisition Corp. (i)	200,000	2,050,000
Berenson Acquisition Corp. Founder Shares (i)(k)(l)	19,099	5,157
Berenson Acquisition Corp. I (i)	108,118	1,054,150
BGP Acquisition Corp. (d)(i)	167,419	1,615,593
Bite Acquisition Corp. (i)	15,849	155,162
Blockchain Moon Acquisition Corp. (i)	90,668	893,986
Brigade-M3 European Acquisition Corp. (d)(i)	220,621	2,162,086
Bull Horn Holdings Corp. (d)(i)	71,429	720,719
Bullpen Parlay Acquisition Co. (d)(i)	44,011	439,890
Carney Technology Acquisition Corp. II (i)	235,993	2,317,451
Cartesian Growth Corp. (d)(i)	32,969	325,404
Cascade Acquisition Corp. (i)	75,736	763,419
Chavant Capital Acquisition Corp. (d)(i)	141,515	1,403,829
Clarim Acquisition Corp. (i)	19,291	188,859
Cohn Robbins Holdings Corp. (d)(i)	14,295	142,092
COVA Acquisition Corp. (d)(i)	12,435	121,863
Crescera Capital Acquisition Corp. (d)(i)	33,736	338,035
DHB Capital Corp. (i)	4,520	44,115
Disruptive Acquisition Corp. I (d)(i)	20,811	203,532
DTRT Health Acquisition Corp. (i)	56,825	569,955
Duddell Street Acquisition Corp. (d)(i)	6,717	66,700
EJF Acquisition Corp. (d)(i)	11,439	112,788
Elliott Opportunity II Corp. (d)(i)	41,338	404,286
Empowerment & Inclusion Capital I Corp. (i)	21,858	214,427
Enterprise 4.0 Technology Acquisition Corp. (d)(i)	19,880	197,607
Equity Distribution Acquisition Corp. (i)	27,989	276,786
Everest Consolidator Acquisition Corp. (i)	9,415	94,338
Executive Network Partnering Corp. (i)	189,519	1,866,762
Fat Projects Acquisition Corp. (d)(i)	28,536	281,650
FG Merger Corp. (i)	140,039	1,407,392
Fintech Evolution Acquisition Group (d)(i)	1,217	11,927
Forum Merger IV Corp. (i)	30,394	296,949
FutureTech II Acquisition Corp. (i)	125,000	1,252,500
G&P Acquisition Corp. (i)	256,448	2,545,246
G3 VRM Acquisition Corp. (i)	103,004	1,046,521
Global Consumer Acquisition Corp. (i)	103,808	1,037,042

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 11.25% (CONTINUED)
Global Partner Acquisition Corp. II (d)(i)	12,977	$127,175
Global SPAC Partners Co. (d)(i)	134,584	1,359,298
Global Synergy Acquisition Corp. (d)(i)	42,223	419,697
Golden Falcon Acquisition Corp. (i)	46,683	457,960
GP Bullhound Acquisition I SE (d)(g)(i)	108,609	1,190,680
GSR II Meteora Acquisition Corp. (i)	155,177	1,569,615
Hambro Perks Acquisition Co. Ltd. (d)(h)(i)	217,802	2,846,842
Hamilton Lane Alliance Holdings I, Inc. (i)	24,449	239,600
Healthcare Services Acquisition Corp. (i)	12,435	121,863
Heartland Media Acquisition Corp. (i)	83,637	833,024
Hiro Metaverse Acquisitions I SA (d)(h)(i)	135,163	1,775,564
HNR Acquisition Corp. (i)	200,000	2,008,000
Iconic Sports Acquisition Corp. (d)(i)	345,215	3,452,150
Ignyte Acquisition Corp. (i)	12,435	122,609
Isleworth Healthcare Acquisition Corp. (i)	26,494	262,291
Itiquira Acquisition Corp. (d)(i)	12,435	121,987
JOFF Fintech Acquisition Corp. (i)	86,850	848,524
KnightSwan Acquisition Corp. (i)	76,559	766,356
LAVA Medtech Acquisition Corp. (i)	43,085	436,020
Mason Industrial Technology, Inc. (i)	206,515	2,017,651
Mercury Ecommerce Acquisition Corp. (i)	350,000	3,437,000
New Providence Acquisition Corp. II (i)	49,017	492,621
Oaktree Acquisition Corp. II (d)(i)	26,901	267,665
Omnichannel Acquisition Corp. (i)	63,103	629,137
OmniLit Acquisition Corp. (i)	12,822	127,835
One Equity Partners Open Water I Corp. (i)	19,319	188,940
OTR Acquisition Corp. (i)	33,414	341,157
Oyster Enterprises Acquisition Corp. (i)	12,435	121,739
Peridot Acquisition Corp. II (d)(i)	20,358	199,101
Pontem Corp. (d)(i)	2,939	28,832
PowerUp Acquisition Corp. (d)(i)	25,212	253,381
PWP Forward Acquisition Corp. I (i)	6,639	64,863
Pyrophyte Acquisition Corp. (d)(i)	22,753	230,374
Relativity Acquisition Corp. (i)	169,970	1,711,598
Revelstone Capital Acquisition Corp. (i)	90,000	889,200
Revelstone Capital Acquisition Corp. Founder Shares (i)(k)(l)	10,125	2,328
RMG Acquisition Corp. III (d)(i)	31,887	312,493
ShoulderUp Technology Acquisition Corp. (i)	6,440	65,044
Signal Hill Acquisition Corp. (i)	270,000	2,705,400
Silver Crest Acquisition Corp. (d)(i)	12,435	122,236
Silver Spike III Acquisition Corp. (d)(i)	279,885	2,798,850
SportsMap Tech Acquisition Corp. (i)	13,234	131,281

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 11.25% (CONTINUED)
ST Energy Transition I Ltd. (d)(i)	12,659	$126,906
Tailwind International Acquisition Corp. (d)(i)	30,005	293,749
Tech and Energy Transition Corp. (i)	13,307	129,943
Tekkorp Digital Acquisition Corp. (d)(i)	59,086	582,588
Tishman Speyer Innovation Corp. II (i)	44,553	436,619
Vector Acquisition Corp. II (d)(i)	72,577	707,626
Zanite Acquisition Corp. (i)	13,073	134,129
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $66,096,797)		66,458,650

TRADE CLAIMS – 0.82%

Utilities – 0.82%
Brazos Electric Power Cooperative, Inc.	5,397,407	4,857,666
TOTAL TRADE CLAIMS (Cost $4,891,400)		4,857,666

WARRANTS – 0.03%
Berenson Acquisition Corp. I (i)
Expiration: 08/01/2026, Exercise Price: $11.50	54,059	14,596
Brigade-M3 European Acquisition Corp. (d)(i)
Expiration: 01/17/2027, Exercise Price: $11.50	110,311	22,062
DHB Capital Corp. (i)
Expiration: 03/31/2028, Exercise Price: $11.50	1,506	497
GP Bullhound Acquisition I SE (d)(g)(i)
Expiration: 03/11/2027, Exercise Price: $11.50	54,305	16,521
Hambro Perks Acquisition Corp. (d)(h)(i)
Expiration: 01/07/2026, Exercise Price: $11.50	108,901	15,021
Hiro Metaverse Acquisitions I SA (d)(h)(i)
Expiration: 12/21/2026, Exercise Price: $11.50	67,582	26,633
Leafly Holdings, Inc. (i)
Expiration: 11/07/2026, Exercise Price: $11.50	72,450	94,185
OmniLit Acquisition Corp. (i)
Expiration: 11/08/2026, Exercise Price: $11.50	6,411	1,513
TOTAL WARRANTS (Cost $115,796)		191,028

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
MONEY MARKET FUNDS – 10.95%
First American Government Obligations
Fund – Class X, 0.191% (j)	32,341,792	$32,341,792
First American Treasury Obligations Fund – Class X, 0.235% (j)	32,341,792	32,341,792
TOTAL MONEY MARKET FUNDS (Cost $64,683,584)		64,683,584
Total Investments (Cost $609,511,707) – 102.42%		604,859,581
Liabilities in Excess of Other Assets – (2.42)%		(14,307,843)
Total Net Assets – 100.00%		$590,551,738

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $160,014,710 or 27.10% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at March 31, 2022.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Principal amount denominated in Swedish Krona.
(f)	Principal amount denominated in Norwegian Krone.
(g)	Principal amount denominated in Euros.
(h)	Holding denominated in British Pound.
(i)	Non-income producing security.
(j)	Seven day yield as of March 31, 2022.
(k)	Illiquid security.
(l)	Security valued using unobservable inputs.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2022 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2022	Received		2022	(Depreciation)
4/14/22	U.S. Bank	25,855,000	EUR	$28,613,648	28,510,567	USD	$28,510,567	$(103,081)
4/14/22	U.S. Bank	3,531,000	GBP	4,638,004	4,630,236	USD	4,630,236	(7,768)
4/13/22	U.S. Bank	28,362,000	NOK	3,221,043	3,167,558	USD	3,167,558	(53,485)
4/14/22	U.S. Bank	42,248,000	SEK	4,494,429	4,376,126	USD	4,376,126	(118,303)
4/13/22	U.S. Bank	399,676	USD	399,676	3,457,000	SEK	392,608	(7,068)
				$41,366,800			$41,077,095	$(289,705)

EUR – Euro
GBP – British Pound
NOK – Norwegian Krone
SEK – Swedish Krona
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
BANK LOANS – 7.25%

Information – 4.45%
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (a)(b)	750,000	$750,000

Retail Trade – 2.80%
West Marine, Inc.
9.000% (1 Month LIBOR + 8.250%), 06/01/2029 (a)	500,000	471,250
TOTAL BANK LOANS (Cost $1,256,374)		1,221,250

COMMERCIAL PAPER – 1.90%

Manufacturing – 1.90%
Jabil, Inc.
0.693%, 04/06/2022 (c)	321,000	320,953
TOTAL COMMERCIAL PAPER (Cost $320,969)		320,953

CONVERTIBLE BONDS – 1.27%

Manufacturing – 1.27%
Danimer Scientific, Inc.
3.250%, 12/15/2026 (d)	260,000	213,850
TOTAL CONVERTIBLE BONDS (Cost $258,960)		213,850

CORPORATE BONDS – 57.03%

Agriculture, Forestry, Fishing and Hunting – 5.87%
Cooks Venture, Inc.
5.500%, 01/15/2025 (d)	1,000,000	988,500

Finance and Insurance – 4.01%
StoneX Group, Inc.
8.625%, 06/15/2025 (d)	648,000	675,858

Information – 17.63%
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (a)(b)(e)	EUR 100,000	108,921
Cengage Learning, Inc.
9.500%, 06/15/2024 (d)	308,000	307,721
INNOVATE Corp.
8.500%, 02/01/2026 (d)	460,000	450,885
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (a)(b)(e)	EUR 1,250,000	1,382,820

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 57.03% (CONTINUED)

Information – 17.63% (Continued)
MicroStrategy, Inc.
6.125%, 06/15/2028 (d)	316,000	$307,868
NortonLifeLock, Inc.
5.000%, 04/15/2025 (d)	311,000	311,411
Tigo Energy, Inc.
5.500%, 01/15/2025 (d)	100,000	98,850
		2,968,476
Manufacturing – 5.11%
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (d)	550,000	532,653
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (a)(b)(e)	EUR 300,000	327,728
		860,381
Mining, Quarrying, and Oil and Gas Extraction – 2.07%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (b)	340,060	348,562

Professional, Scientific, and Technical Services – 6.98%
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	577,000	553,891
Getty Images, Inc.
9.750%, 03/01/2027 (d)	600,000	621,918
		1,175,809
Retail Trade – 3.38%
The Fresh Market, Inc.
9.750%, 05/01/2023 (d)	578,954	568,822

Transportation and Warehousing – 5.82%
Golar LNG Ltd.
7.000%, 10/20/2025 (b)	330,000	330,000
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (b)(d)	650,000	650,523
		980,523
Utilities – 6.16%
IEA Energy Services LLC
6.625%, 08/15/2029 (d)	1,100,000	1,036,750
TOTAL CORPORATE BONDS (Cost $9,888,580)		9,603,681

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES – 17.24%
AltEnergy Acquisition Corp. (f)	1,341	$13,289
Arbor Rapha Capital Bioholdings Corp. I (f)	31,047	312,643
Athlon Acquisition Corp. (f)	31,000	303,800
Atlantic Avenue Acquisition Corp. (f)	26,630	262,572
Authentic Equity Acquisition Corp. (b)(f)	31,000	303,800
AxonPrime Infrastructure
Acquisition Corp. Founder Shares (f)(g)(h)	1,000	450
Carney Technology Acquisition Corp. II (f)	11,082	108,825
Cohn Robbins Holdings Corp. (b)(f)	7,200	71,568
COVA Acquisition Corp. (b)(f)	16,671	163,376
Empowerment & Inclusion Capital I Corp. (f)	22,322	218,979
Enterprise 4.0 Technology Acquisition Corp. (b)(f)	1,351	13,429
Executive Network Partnering Corp. (f)	5,353	52,727
Global Consumer Acquisition Corp. (f)	3,687	36,833
Global Technology Acquisition Corp. I (b)(f)	242	2,441
Goldenstone Acquisition Ltd. (f)	8,333	83,163
Healthcare Services Acquisition Corp. (f)	31,000	303,800
Iconic Sports Acquisition Corp. (b)(f)	7,573	75,730
Ignyte Acquisition Corp. (f)	22,737	224,187
Legato Merger Corp. II (f)	4,502	45,335
Omnichannel Acquisition Corp. (f)	30,000	299,100
SportsMap Tech Acquisition Corp. (f)	675	6,696
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $2,874,667)		2,902,743

WARRANTS – 0.00%
SportsMap Tech Acquisition Corp. (f)
Expiration: 09/01/2027, Exercise Price: $11.50	1,013	251
TOTAL WARRANTS (Cost $475)		251

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number
	of Shares	Value
MONEY MARKET FUNDS – 10.64%
First American Government Obligations
Fund – Class X, 0.191% (i)	895,570	$895,570
First American Treasury Obligations Fund – Class X, 0.235% (i)	895,570	895,570
TOTAL MONEY MARKET FUNDS (Cost $1,791,140)		1,791,140
Total Investments (Cost $16,391,165) – 95.33%		16,053,868
Other Assets in Excess of Liabilities – 4.67%		786,786
Total Net Assets – 100.00%		$16,840,654

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Variable rate security. The rate shown represents the rate at March 31, 2022.
(b)	Foreign issued security.
(c)	The rate shown is the effective yield.
(d)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $6,765,609 or 40.17% of Fund’s net assets.

(e)	Principal amount denominated in Euros.
(f)	Non-income producing security.
(g)	Illiquid security.
(h)	Security valued using unobservable inputs.
(i)	Seven day yield as of March 31, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2022 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2022	Received		2022	(Depreciation)
4/14/22	U.S. Bank	1,650,000	EUR	$1,826,050	1,819,472	USD	$1,819,472	$(6,578)

EUR – Euro
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
ASSET BACKED SECURITIES – 5.40%

Finance and Insurance – 3.91%
LendingPoint 2021-A Asset Securitization Trust
A, 1.000%, 12/15/2028 (a)	21,602	$21,561
LendingPoint 2021-B Asset Securitization Trust
A, 1.110%, 02/15/2029 (a)	565,864	562,333
LendingPoint 2022-A Asset Securitization Trust
A, 1.680%, 06/15/2029 (a)	1,906,225	1,862,159
		2,446,053
Information – 0.19%
SBA Tower Trust
2018-1, 3.448%, 03/15/2048 (a)	120,000	120,068

Transportation and Warehousing – 1.30%
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	277,130	277,532
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/15/2028 (a)	528,445	520,323
Southwest Airlines Co 2007-1 Pass Through Trust
2007-1, 6.650%, 08/01/2022	19,327	19,325
		817,180
TOTAL ASSET BACKED SECURITIES (Cost $3,446,289)		3,383,301

BANK LOANS – 3.01%

Information – 0.74%
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (b)(c)	457,000	457,000
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)(c)	3,441	3,441
		460,441
Manufacturing – 2.27%
Mallinckrodt International
4.488% (3 Month LIBOR + 2.250%), 02/28/2023 (b)	1,431,606	1,424,004
TOTAL BANK LOANS (Cost $1,895,278)		1,884,445

	Number
	of Shares
COMMON STOCKS – 0.02%

Information – 0.02%
Leafly Holdings, Inc.	1,361	11,269
TOTAL COMMON STOCKS (Cost $0)		11,269

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CONVERTIBLE BONDS – 4.28%

Finance and Insurance – 2.54%
Goldman Sachs BDC, Inc.
4.500%, 04/01/2022	743,000	$744,857
Prospect Capital Corp.
4.950%, 07/15/2022	835,000	844,394
		1,589,251
Information – 1.74%
Leafly Holdings, Inc.
8.000%, 01/31/2025 (d)(e)	1,089,000	1,089,000
TOTAL CONVERTIBLE BONDS (Cost $2,674,532)		2,678,251

CORPORATE BONDS – 74.35%

Agriculture, Forestry, Fishing and Hunting – 3.37%
Cooks Venture, Inc.
5.500%, 01/15/2025 (a)	600,000	593,100
Land O’ Lakes, Inc.
6.000%, 11/15/2022 (a)	1,500,000	1,520,730
		2,113,830
Construction – 2.43%
Lennar Corp.
4.750%, 11/15/2022	1,508,000	1,523,502

Educational Services – 3.20%
Pearson Funding Four Ltd.
3.750%, 05/08/2022 (a)(c)	2,000,000	2,002,413

Finance and Insurance – 5.50%
FS KKR Capital Corp.
4.750%, 05/15/2022	797,000	797,523
Main Street Capital Corp.
4.500%, 12/01/2022	725,000	735,500
MHH Holding BV
7.366% (3 Month LIBOR + 7.000%), 02/10/2025 (b)(c)	615,000	622,688
Nasdaq, Inc.
0.445%, 12/21/2022	1,300,000	1,285,816
		3,441,527

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 74.35% (CONTINUED)

Information – 13.01%
AT&T, Inc.
0.000%, 11/27/2022	2,000,000	$1,968,435
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(c)(f)	EUR 400,000	435,684
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (b)(c)(f)	EUR 1,721,000	1,903,866
Oracle Corp.
2.500%, 05/15/2022	1,750,000	1,751,102
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	315,000	311,378
Verisk Analytics, Inc.
4.125%, 09/12/2022	1,758,000	1,775,396
		8,145,861
Manufacturing – 27.80%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	750,000	766,650
Bayer US Finance II LLC
2.200%, 07/15/2022 (a)	740,000	739,999
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	1,000,000	982,400
Cabot Corp.
3.700%, 07/15/2022	916,000	921,292
Carlisle Companies, Inc.
3.750%, 11/15/2022	1,704,000	1,713,891
Cintas Corp. No 2
3.250%, 06/01/2022	600,000	600,872
Eastman Chemical Co.
3.600%, 08/15/2022	1,000,000	1,002,677
General Electric Co.
3.100%, 01/09/2023	856,000	862,167
General Motors Financial Co, Inc.
2.306% (3 Month LIBOR + 1.310%), 06/30/2022 (b)	1,200,000	1,202,513
Hewlett Packard Enterprise Co.
4.400%, 10/15/2022	1,631,000	1,647,808
Jabil, Inc.
4.700%, 09/15/2022	1,100,000	1,112,551
Leggett & Platt, Inc.
3.400%, 08/15/2022	750,000	751,746
Microchip Technology, Inc.
4.333%, 06/01/2023	1,000,000	1,016,718

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 74.35% (CONTINUED)

Manufacturing – 27.80% (Continued)
Parker-Hannifin Corp.
3.500%, 09/15/2022	1,000,000	$1,007,856
Roper Technologies, Inc.
0.450%, 08/15/2022	750,000	746,895
Tapestry, Inc.
3.000%, 07/15/2022	1,000,000	1,001,022
Viatris, Inc.
1.125%, 06/22/2022	550,000	550,029
Westlake Corp.
3.600%, 07/15/2022	778,000	779,309
		17,406,395
Mining, Quarrying, and Oil and Gas Extraction – 1.62%
Glencore Funding LLC
4.125%, 05/30/2023 (a)	1,000,000	1,017,760

Professional, Scientific, and Technical Services – 1.37%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	857,210

Real Estate and Rental and Leasing – 2.39%
REX – Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,494,150

Retail Trade – 9.22%
CVS Health Corp.
3.500%, 07/20/2022	1,973,000	1,978,298
eBay, Inc.
2.600%, 07/15/2022	983,000	983,194
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	2,085,000	2,048,512
The Kroger Co.
2.800%, 08/01/2022	763,000	764,735
		5,774,739
Transportation and Warehousing – 4.22%
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	30,000	32,272
Golar LNG Ltd.
7.000%, 10/20/2025 (c)	902,000	902,000

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Face
	Amount†	Value
CORPORATE BONDS – 74.35% (CONTINUED)

Transportation and Warehousing – 4.22% (Continued)
Kinder Morgan Energy Partners LP
3.950%, 09/01/2022	500,000	$501,880
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(c)	1,203,000	1,203,968
		2,640,120
Wholesale Trade – 0.22%
Avnet, Inc.
4.875%, 12/01/2022	135,000	137,632
TOTAL CORPORATE BONDS (Cost $46,790,046)		46,555,139

	Number of
	Shares
SPECIAL PURPOSE ACQUISITION COMPANIES – 12.06%
Arbor Rapha Capital Bioholdings Corp. I (g)	53,037	534,083
Berenson Acquisition Corp. Founder Shares (d)(e)(g)	1,827	493
BGP Acquisition Corp. (c)(g)	50,000	482,500
Bull Horn Holdings Corp. (c)(g)	28,571	288,281
Carney Technology Acquisition Corp. II (g)	27,045	265,582
Chavant Capital Acquisition Corp. (c)(g)	76,149	755,398
Fortune Rise Acquisition Corp. (g)	116,790	1,184,251
Global Consumer Acquisition Corp. (g)	65,000	649,350
Global SPAC Partners Co. (c)(g)	62,875	635,038
Goldenstone Acquisition Ltd. (g)	8,333	83,163
InFinT Acquisition Corp. (c)(g)	23,880	238,800
L&F Acquisition Corp. (c)(g)	59,627	603,425
Tishman Speyer Innovation Corp. II (g)	90,000	882,000
Zanite Acquisition Corp. (g)	92,647	950,558
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $7,464,801)		7,552,922

WARRANTS – 0.03%
Berenson Acquisition Corp. I (g)
Expiration: 08/01/2026, Exercise Price: $11.50	9,044	2,442
InFinT Acquisition Corp. (c)(g)
Expiration: 05/19/2027, Exercise Price: $11.50	11,940	2,029
Leafly Holdings, Inc. (g)
Expiration: 11/07/2026, Exercise Price: $11.50	10,890	14,157
TOTAL WARRANTS (Cost $6,739)		18,628

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
MONEY MARKET FUNDS – 3.02%
First American Treasury Obligations
Fund – Class X, 0.235% (h)	1,889,162	$1,889,162
TOTAL MONEY MARKET FUNDS (Cost $1,889,162)		1,889,162
Total Investments (Cost $64,166,847) – 102.17%		63,973,117
Liabilities in Excess of Other Assets – (2.17)%		(1,356,456)
Total Net Assets – 100.00%		$62,616,661

Percentages are stated as a percent of net assets.
†	Face amount in U.S. Dollar unless otherwise indicated.
(a)
Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $15,890,337 or 25.38% of Fund’s net assets.

(b)	Variable rate security. The rate shown represents the rate at March 31, 2022.
(c)	Foreign issued security.
(d)	Illiquid security.
(e)	Security valued using unobservable inputs.
(f)	Principal amount denominated in Euros.
(g)	Non-income producing security.
(h)	Seven day yield as of March 31, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Schedule of Forward Currency Exchange Contracts

March 31, 2022 (Unaudited)

		Currency		USD Value at	Currency		USD Value at	Unrealized
Settlement	Counter-	to be		March 31,	to be		March 31,	Appreciation/
Date	party	Delivered		2022	Received		2022	(Depreciation)
4/14/22	U.S. Bank	2,141,400	EUR	$2,369,881	2,361,343	USD	$2,361,343	$(8,538)

EUR – Euro
USD – U.S. Dollars

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES – 99.32%
10X Capital Venture Acquisition Corp. II (a)(b)	3,931	$38,681
10X Capital Venture Acquisition Corp. III (a)(b)	51,667	518,737
26 Capital Acquisition Corp. (b)	8,484	83,822
A SPAC I Acquisition Corp. (a)(b)	100,000	1,001,000
Accelerate Acquisition Corp. (b)	2,550	24,888
Acropolis Infrastructure Acquisition Corp. (b)	682	6,622
Adara Acquisition Corp. (b)	209	2,065
Aequi Acquisition Corp. (b)	2,550	25,079
African Gold Acquisition Corp. (a)(b)	7,550	74,066
Ahren Acquisition Corp. (a)(b)	5,000	49,600
Alpha Partners Technology Merger Corp. (a)(b)	2,550	24,684
Alpine Acquisition Corp. (b)	2,550	25,729
AltEnergy Acquisition Corp. (b)	12,550	124,370
Anthemis Digital Acquisitions I Corp. (a)(b)	12,550	126,379
Anzu Special Acquisition Corp. I (b)	2,550	24,952
AP Acquisition Corp. (a)(b)	36,429	364,654
Apeiron Capital Investment Corp. (b)	12,000	119,760
Apollo Strategic Growth Capital (a)(b)	2,550	25,372
Apollo Strategic Growth Capital II (b)	100,000	980,000
APx Acquisition Corp. I (a)(b)	19,272	192,142
Arbor Rapha Capital Bioholdings Corp. I (b)	17,550	176,728
Archimedes Tech SPAC Partners Co. (b)	2,880	28,598
Arena Fortify Acquisition Corp. (b)	15,000	151,125
Athlon Acquisition Corp. (b)	500	4,900
Atlantic Avenue Acquisition Corp. (b)	15,600	153,816
Atlantic Coastal Acquisition Corp. II (b)	75,000	749,250
Atlas Crest Investment Corp. II (b)	2,550	25,041
Ault Disruptive Technologies Corp. (b)	45,000	448,650
Austerlitz Acquisition Corp. I (a)(b)	20,000	196,400
Austerlitz Acquisition Corp. II (a)(b)	2,550	24,939
Avalon Acquisition, Inc. (b)	50,500	502,980
B Riley Principal 250 Merger Corp. (b)	2,063	20,114
Banner Acquisition Corp. (b)	8,597	84,680
Banyan Acquisition Corp. (b)	75,000	750,750
Battery Future Acquisition Corp. (a)(b)	10,000	100,500
Beard Energy Transition Acquisition Corp. (b)	12,500	126,500
Belong Acquisition Corp. (b)	5,000	48,925
Berenson Acquisition Corp. Founder Shares (b)(c)(d)	922	249
Berenson Acquisition Corp. I (b)	450	4,387
BGP Acquisition Corp. (a)(b)	100,000	965,000
BioPlus Acquisition Corp. (a)(b)	20,000	199,800
Blockchain Moon Acquisition Corp. (b)	25,848	254,861
Bluescape Opportunities Acquisition Corp. (a)(b)	105,000	1,035,300

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Bridgetown Holdings Ltd. (a)(b)	1,129	$11,132
Brigade-M3 European Acquisition Corp. (a)(b)	76,250	747,250
Broad Capital Acquisition Corp. (b)	100,000	991,500
Bullpen Parlay Acquisition Co. (a)(b)	36,323	363,048
C5 Acquisition Corp. (b)	75,000	743,257
Cactus Acquisition Corp. 1 Ltd. (a)(b)	10,450	105,441
Canna-Global Acquisition Corp. (b)	28,909	288,512
Carney Technology Acquisition Corp. II (b)	31,831	312,580
Cartesian Growth Corp. (a)(b)	15,000	148,050
Cartica Acquisition Corp. (a)(b)	50,000	505,000
Cascadia Acquisition Corp. (b)	2,550	24,901
Catcha Investment Corp. (a)(b)	2,550	24,977
CC Neuberger Principal Holdings II (a)(b)	9,628	95,510
CENAQ Energy Corp. (b)	2,550	25,538
Chain Bridge I (a)(b)	6,290	62,460
Churchill Capital Corp. V (b)	10,000	98,300
Churchill Capital Corp. VII (b)	25,000	244,750
Clarim Acquisition Corp. (b)	41,600	407,264
CleanTech Acquisition Corp. (b)	50,000	501,500
Cohn Robbins Holdings Corp. (a)(b)	18,875	187,618
Colicity, Inc. (b)	5,914	57,780
Coliseum Acquisition Corp. (a)(b)	2,669	25,889
Colombier Acquisition Corp. (b)	1,275	12,329
Compass Digital Acquisition Corp. (a)(b)	2,550	24,735
Compute Health Acquisition Corp. (b)	9,628	94,162
Conx Corp. (b)	2,550	25,117
Corner Growth Acquisition Corp. (a)(b)	25,000	245,500
Corsair Partnering Corp. (a)(b)	2,550	24,761
COVA Acquisition Corp. (a)(b)	16,325	159,985
Crescera Capital Acquisition Corp. (a)(b)	15,000	150,300
Crixus BH3 Acquisition Co. (b)	2,550	25,487
Crypto 1 Acquisition Corp. (a)(b)	25,000	247,500
Decarbonization Plus Acquisition Corp. IV (a)(b)	7,550	75,047
DP Cap Acquisition Corp. I (a)(b)	15,000	149,100
DTRT Health Acquisition Corp. (b)	50,000	501,500
Dune Acquisition Corp. (b)	5,000	49,700
E.Merge Technology Acquisition Corp. (b)	50,000	495,000
East Resources Acquisition Co. (b)	2,550	25,296
EdtechX Holdings Acquisition Corp. II (b)	200	2,020
EG Acquisition Corp. (b)	1,059	10,315
Elliott Opportunity II Corp. (a)(b)	60,000	586,800
Empowerment & Inclusion Capital I Corp. (b)	6,625	64,991

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Enphys Acquisition Corp. (a)(b)	2,545	$24,954
Enterprise 4.0 Technology Acquisition Corp. (a)(b)	17,550	174,447
Epiphany Technology Acquisition Corp. (b)	2,550	25,041
Equity Distribution Acquisition Corp. (b)	7,550	74,663
ESGEN Acquisition Corp. (a)(b)	5,650	57,178
ESM Acquisition Corp. (a)(b)	2,550	24,914
Eucrates Biomedical Acquisition Corp. (a)(b)	2,550	25,143
EVe Mobility Acquisition Corp. (a)(b)	13,895	137,699
Everest Consolidator Acquisition Corp. (b)	20,000	200,400
Executive Network Partnering Corp. (b)	25,000	246,250
Finnovate Acquisition Corp. (a)(b)	17,550	177,431
First Light Acquisition Group, Inc. (b)	2,550	25,219
Flame Acquisition Corp. (b)	6,131	59,777
Focus Impact Acquisition Corp. (b)	8,550	85,671
Forest Road Acquisition Corp. II (b)	2,550	24,914
Fortistar Sustainable Solutions Corp. (b)	2,550	24,977
Frazier Lifesciences Acquisition Corp. (a)(b)	1,217	11,975
FTAC Hera Acquisition Corp. (a)(b)	4,460	43,663
FTAC Parnassus Acquisition Corp.(b)	2,550	24,913
Future Health ESG Corp. (b)	450	4,500
FutureTech II Acquisition Corp. (b)	25,000	250,500
G Squared Ascend I, Inc. (a)(b)	11,792	116,151
G&P Acquisition Corp. (b)	16,494	163,703
G3 VRM Acquisition Corp. (b)	2,550	25,908
Games & Esports Experience Acquisition Corp. (a)(b)	15,000	151,650
GigInternational1, Inc. (b)	5,000	49,950
Gladstone Acquisition Corp. (b)	54,052	542,682
Glenfarne Merger Corp. (b)	2,550	24,888
Global Consumer Acquisition Corp. (b)	15,600	155,844
Global SPAC Partners Co. (a)(b)	101,410	1,024,241
Global Synergy Acquisition Corp. (a)(b)	2,550	25,347
Global Technology Acquisition Corp. I (a)(b)	12,550	126,567
Globis Acquisition Corp. (b)	15,000	153,600
GO Acquisition Corp. (b)	20,000	198,000
Goal Acquisitions Corp. (b)	5,510	53,778
GoGreen Investments Corp. (a)(b)	4,550	46,001
GP Bullhound Acquisition I SE (a)(b)(e)	75,000	822,225
Group Nine Acquisition Corp. (b)	7,550	73,990
GSR II Meteora Acquisition Corp. (b)	39,575	400,301
Hambro Perks Acquisition Co Ltd. (a)(b)(f)	75,000	980,308
Hamilton Lane Alliance Holdings I, Inc. (b)	65,000	637,000
HCM Acquisition Corp. (a)(b)	45,000	449,550

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Health Assurance Acquisition Corp. (b)	9,628	$94,836
Health Sciences Acquisitions Corp. 2 (a)(b)	10,000	99,100
Healthcare Services Acquisition Corp. (b)	16,325	159,985
Heartland Media Acquisition Corp. (b)	75,000	747,000
HH&L Acquisition Co. (a)(b)	2,550	24,965
HIG Acquisition Corp. (a)(b)	2,550	25,118
Highland Transcend Partners I Corp. (a)(b)	30,000	294,900
Hiro Metaverse Acquisitions I SA (a)(b)(f)	45,000	591,141
HPX Corp. (a)(b)	900	8,928
Hudson Executive Investment Corp. II (b)	2,550	24,965
Hudson Executive Investment Corp. III (b)	9,238	90,255
Hunt Cos Acquisition Corp. I (a)(b)	9,002	91,145
Iconic Sports Acquisition Corp. (a)(b)	50,000	500,000
IG Acquisition Corp. (b)	3,140	30,960
Ignyte Acquisition Corp. (b)	10,000	98,600
Independence Holdings Corp. (a)(b)	57,550	563,414
Infinite Acquisition Corp. (a)(b)	28,000	280,420
InFinT Acquisition Corp. (a)(b)	20,000	200,000
Inflection Point Acquisition Corp. (a)(b)	18	180
Innovative International Acquisition Corp. (a)(b)	10,358	103,580
Insight Acquisition Corp. (b)	2,550	24,990
Integral Acquisition Corp. 1 (b)	2,550	25,576
Integrated Rail and Resources Acquisition Corp. (b)	7,000	69,510
International Media Acquisition Corp. (b)	7,821	77,506
InterPrivate II Acquisition Corp. (b)	2,550	24,914
Investcorp Europe Acquisition Corp. I (a)(b)	60,000	598,800
Iron Spark I, Inc. (b)	5,000	49,950
Isleworth Healthcare Acquisition Corp. (b)	16,325	161,618
ITHAX Acquisition Corp. (a)(b)	4,867	48,135
Itiquira Acquisition Corp. (a)(b)	22,091	216,713
IX Acquisition Corp. (a)(b)	2,550	25,118
Jackson Acquisition Co. (b)	30,000	296,400
Jaguar Global Growth Corp. I (a)(b)	50,000	502,250
Jaws Mustang Acquisition Corp. (a)(b)	2,550	25,016
JOFF Fintech Acquisition Corp. (b)	2,330	22,764
Juniper II Corp. (b)	400	3,980
Jupiter Acquisition Corp. (b)	2,550	24,556
Kensington Capital Acquisition Corp. V (a)(b)	2,550	25,322
Kingswood Acquisition Corp. (b)	1,500	15,315
KINS Technology Group, Inc. (b)	25,000	251,750
Kismet Acquisition Two Corp. (a)(b)	7,550	73,915
KL Acquisition Corp. (b)	1,108	10,869

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
KludeIn I Acquisition Corp. (b)	451	$4,478
KnightSwan Acquisition Corp. (b)	52,500	525,525
L Catterton Asia Acquisition Corp. (a)(b)	2,550	24,888
L&F Acquisition Corp. (a)(b)	100,000	1,012,000
Landcadia Holdings IV, Inc. (b)	2,550	25,041
LAVA Medtech Acquisition Corp. (b)	12,550	127,006
Lead Edge Growth Opportunities Ltd. (a)(b)	25,000	244,250
Lefteris Acquisition Corp. (b)	7,550	74,367
Legato Merger Corp. II (b)	30,000	302,100
Leo Holdings Corp. II (a)(b)	5,000	49,000
LF Capital Acquisition Corp. II (b)	10,000	100,550
LightJump Acquisition Corp. (b)	5,966	59,183
Lionheart III Corp. (b)	2,550	25,551
Live Oak Crestview Climate Acquisition Corp. (b)	20,000	194,000
Live Oak Mobility Acquisition Corp. (b)	2,550	25,015
LMF Acquisition Opportunities, Inc. (b)	398	4,028
M3-Brigade Acquisition II Corp. (b)	7,626	74,506
M3-Brigade Acquisition III Corp. (b)	12,550	124,998
Macondray Capital Acquisition Corp. I (a)(b)	9,628	95,221
Maquia Capital Acquisition Corp. (b)	2,550	25,857
Mason Industrial Technology, Inc. (b)	16,325	159,495
McLaren Technology Acquisition Corp. (b)	2,550	25,602
MedTech Acquisition Corp. (b)	50,000	490,000
Mercato Partners Acquisition Corp. (b)	15,850	157,311
Mercury Ecommerce Acquisition Corp. (b)	50,000	491,000
Minority Equality Opportunities Acquisition, Inc. (b)	2,550	25,576
Mission Advancement Corp. (b)	2,550	24,964
Monterey Bio Acquisition Corp. (b)	10,000	99,650
Mudrick Capital Acquisition Corp. II (b)	35,014	351,015
Nabors Energy Transition Corp. (b)	4,999	49,890
Natural Order Acquisition Corp. (b)	700	6,881
New Vista Acquisition Corp. (a)(b)	2,550	24,965
Newcourt Acquisition Corp. (a)(b)	1,273	12,825
NightDragon Acquisition Corp. (b)	6,630	64,775
Nocturne Acquisition Corp. (a)(b)	6,924	69,794
North Atlantic Acquisition Corp. (a)(b)	16,050	158,414
North Mountain Merger Corp. (b)	1,500	14,835
Northern Star Investment Corp. III (b)	2,550	24,964
Oaktree Acquisition Corp. II (a)(b)	50,413	501,609
OceanTech Acquisitions I Corp. (b)	2,545	25,628
OmniLit Acquisition Corp. (b)	11,429	113,947
One Equity Partners Open Water I Corp. (b)	15,997	156,451

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Onyx Acquisition Co. I (a)(b)	12,550	$125,249
OPY Acquisition Corp. I (b)	400	3,998
Orion Acquisition Corp. (b)	2,550	24,913
Oxbridge Acquisition Corp. (a)(b)	2,550	25,500
Oxus Acquisition Corp. (a)(b)	7,550	75,425
Oyster Enterprises Acquisition Corp. (b)	16,086	157,482
Pacifico Acquisition Corp. (b)	10,000	99,750
Papaya Growth Opportunity Corp. I (b)	75,000	750,750
Parabellum Acquisition Corp. Founder Shares (b)(c)(d)	2,299	529
Pathfinder Acquisition Corp. (a)(b)	7,785	76,137
Pearl Holdings Acquisition Corp. (a)(b)	15,462	152,610
PepperLime Health Acquisition Corp. (a)(b)	2,550	25,934
Perception Capital Corp. II (a)(b)	8,135	82,123
Peridot Acquisition Corp. II (a)(b)	18,875	184,598
Pioneer Merger Corp. (a)(b)	8,484	83,143
Pivotal Investment Corp. III (b)	2,150	21,027
Plum Acquisition Corp. I (a)(b)	2,550	24,939
PMV Consumer Acquisition Corp. (b)	2,550	25,194
Pontem Corp. (a)(b)	25,000	245,250
Population Health Investment Co, Inc. (a)(b)	18,901	186,175
PowerUp Acquisition Corp. (a)(b)	12,155	122,158
Primavera Capital Acquisition Corp. (a)(b)	6,906	67,886
Prime Impact Acquisition I (a)(b)	5,000	49,450
Progress Acquisition Corp. (b)	2,550	25,117
Project Energy Reimagined Acquisition Corp. (a)(b)	400	3,892
PROOF Acquisition Corp. I (b)	9,877	97,782
Property Solutions Acquisition Corp. II (b)	2,550	24,939
PropTech Investment Corp. II (b)	3,495	34,356
Pyrophyte Acquisition Corp. (a)(b)	2,000	19,930
Pyrophyte Acquisition Corp. (a)(b)	9,030	91,429
RCF Acquisition Corp. (a)(b)	10,000	101,000
Recharge Acquisition Corp. (b)	2,618	26,101
Redwoods Acquisition Corp. (b)	18,750	188,062
Relativity Acquisition Corp. (b)	59,489	599,054
Revelstone Capital Acquisition Corp. (b)	53,333	526,930
Revelstone Capital Acquisition Corp. Founder Shares (b)(c)(d)	6,000	1,380
Revolution Healthcare Acquisition Corp. (b)	400	3,924
RMG Acquisition Corp. III (a)(b)	22,575	221,235
ROC Energy Acquisition Corp. (b)	6,249	63,490
Rocket Internet Growth Opportunities Corp. (a)(b)	2,550	24,965
Rose Hill Acquisition Corp. (a)(b)	17,550	177,606
RXR Acquisition Corp. (b)	1,382	13,481

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Schultze Special Purpose Acquisition Corp. II (b)	2,381	$24,000
ScION Tech Growth I (a)(b)	7,550	74,141
ScION Tech Growth II (a)(b)	2,550	24,990
Seaport Calibre Materials Acquisition Corp. (b)	400	4,020
Seaport Global Acquisition II Corp. (b)	25,000	247,750
Semper Paratus Acquisition Corp. (a)(b)	17,550	175,325
Senior Connect Acquisition Corp. I (b)	2,550	25,015
ShoulderUp Technology Acquisition Corp. (b)	15,000	151,500
Silver Crest Acquisition Corp. (a)(b)	8,484	83,398
Silver Spike Acquisition Corp. II (a)(b)	4,750	46,503
Silver Spike III Acquisition Corp. (a)(b)	100,100	1,001,000
SILVERspac, Inc. (a)(b)	2,550	24,646
Simon Property Group Acquisition Holdings, Inc. (b)	2,550	24,939
Sizzle Acquisition Corp. (b)	17,550	176,114
Slam Corp. (a)(b)	2,550	24,914
Spindletop Health Acquisition Corp. (b)	12,558	125,957
SportsMap Tech Acquisition Corp. (b)	2,712	26,903
SportsTek Acquisition Corp. (b)	5,000	48,850
Spree Acquisition Corp. 1 Ltd. (a)(b)	50,000	497,500
Springwater Special Situations Corp. (b)	2,550	25,118
ST Energy Transition I Ltd. (a)(b)	20,000	200,500
Supernova Partners Acquisition Co. III Ltd. (a)(b)	2,550	24,939
Sustainable Development Acquisition I Corp. (b)	2,550	24,965
SVF Investment Corp. (a)(b)	31,941	313,022
Tailwind Acquisition Corp. (b)	18,875	186,768
Tailwind International Acquisition Corp. (a)(b)	22,091	216,271
Talon 1 Acquisition Corp. (a)(b)	17,550	176,729
Target Global Acquisition I Corp. (a)(b)	25,000	248,000
Tastemaker Acquisition Corp. (b)	4,900	48,461
TCW Special Purpose Acquisition Corp. (b)	25,000	243,750
Tech and Energy Transition Corp. (b)	2,550	24,901
Thrive Acquisition Corp. (a)(b)	12,550	126,630
Thunder Bridge Capital Partners III, Inc. (b)	2,550	25,041
Tio Tech A (a)(b)	6,532	63,948
Tishman Speyer Innovation Corp. II (b)	106,459	1,043,298
TKB Critical Technologies 1 (a)(b)	12,550	127,383
Trepont Acquisition Corp. I (a)(b)	2,550	25,640
Trine II Acquisition Corp. (a)(b)	17,550	174,623
Tuatara Capital Acquisition Corp. (a)(b)	200	1,978
Turmeric Acquisition Corp. (a)(b)	1,504	14,844
Ventoux CCM Acquisition Corp. (b)	5,000	50,525
Vickers Vantage Corp. I (a)(b)	900	9,162

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
SPECIAL PURPOSE ACQUISITION
COMPANIES – 99.32% (CONTINUED)
Virgin Group Acquisition Corp. II (a)(b)	50,000	$493,000
Viveon Health Acquisition Corp. (b)	13,890	140,289
VMG Consumer Acquisition Corp. (b)	5,225	51,780
Vy Global Growth (a)(b)	2,550	25,245
Warburg Pincus Capital Corp. I-A (a)(b)	57,334	563,593
Warrior Technologies Acquisition Co. (b)	10,000	98,900
Western Acquisition Ventures Corp. (b)	42,857	428,999
Williams Rowland Acquisition Corp. (b)	5,100	50,847
Worldwide Webb Acquisition Corp. (a)(b)	2,550	25,385
Worldwide Webb Acquisition Corp. A (a)(b)	23,711	233,553
Zanite Acquisition Corp. (b)	100,000	1,026,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES
(Cost $53,530,641)		53,741,969

WARRANTS – 0.14%
Ahren Acquisition Corp. (a)(b)
Expiration: 12/09/2026, Exercise Price: $11.50	2,500	750
AP Acquisition Corp. (a)(b)
Expiration: 12/07/2026, Exercise Price: $11.50	18,214	4,736
Apeiron Capital Investment Corp. (b)
Expiration: 04/02/2026, Exercise Price: $11.50	6,000	1,020
APx Acquisition Corp. I (a)(b)
Expiration: 11/30/2026, Exercise Price: $11.50	9,636	2,312
Ault Disruptive Technologies Corp. (b)
Expiration: 06/20/2023, Exercise Price: $11.50	33,750	5,636
Berenson Acquisition Corp. I (b)
Expiration: 08/01/2026, Exercise Price: $11.50	225	61
Brigade-M3 European Acquisition Corp. (a)(b)
Expiration: 01/17/2027, Exercise Price: $11.50	38,125	7,625
Canna-Global Acquisition Corp. (b)
Expiration: 11/30/2026, Exercise Price: $11.50	28,909	4,088
EVe Mobility Acquisition Corp. (a)(b)
Expiration: 12/31/2028, Exercise Price: $11.50	6,947	1,724
GP Bullhound Acquisition I SE (a)(b)(e)
Expiration: 03/11/2027, Exercise Price: $11.50	37,500	11,408
Hambro Perks Acquisition Corp. (a)(b)(f)
Expiration: 01/07/2026, Exercise Price: $11.50	37,500	5,172
Hiro Metaverse Acquisitions I SA (a)(b)(f)
Expiration: 12/21/2026, Exercise Price: $11.50	22,500	8,867
InFinT Acquisition Corp. (a)(b)
Expiration: 05/19/2027, Exercise Price: $11.50	10,000	1,699

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Schedule of Investments (Continued)

March 31, 2022 (Unaudited)

	Number of
	Shares	Value
WARRANTS – 0.14% (CONTINUED)
Innovative International Acquisition Corp. (a)(b)
Expiration: 07/01/2028, Exercise Price: $11.50	5,179	$984
M3-Brigade Acquisition III Corp. (b)
Expiration: 07/31/2028, Exercise Price: $11.50	4,183	1,041
OmniLit Acquisition Corp. (b)
Expiration: 11/08/2026, Exercise Price: $11.50	5,714	1,348
Onyx Acquisition Co. I (a)(b)
Expiration: 11/30/2028, Exercise Price: $11.50	6,275	2,133
Pearl Holdings Acquisition Corp. (a)(b)
Expiration: 12/15/2026, Exercise Price: $11.50	7,731	2,165
PROOF Acquisition Corp. I (b)
Expiration: 12/03/2023, Exercise Price: $11.50	4,938	1,358
Spree Acquisition Corp. 1 Ltd. (a)(b)
Expiration: 12/22/2028, Exercise Price: $11.50	25,000	5,161
Talon 1 Acquisition Corp. (a)(b)
Expiration: 07/30/2026, Exercise Price: $11.50	8,775	2,077
Target Global Acquisition I Corp. (a)(b)
Expiration: 12/08/2026, Exercise Price: $11.50	8,333	2,250
TOTAL WARRANTS (Cost $79,605)		73,615

RIGHTS – 0.03%
Broad Capital Acquisition Corp.	100,000	16,250
TOTAL RIGHTS (Cost $19,822)		16,250

MONEY MARKET FUNDS – 1.84%
First American Treasury Obligations
Fund – Class X, 0.235% (g)	998,006	998,006
TOTAL MONEY MARKET FUNDS (Cost $998,006)		998,006
Total Investments (Cost $54,628,074) – 101.33%		54,829,840
Liabilities in Excess of Other Assets – (1.33)%		(718,848)
Total Net Assets – 100.00%		$54,110,992

Percentages are stated as a percent of net assets.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Security valued using unobservable inputs.
(e)	Holding denominated in Euros.
(f)	Holding denominated in British Pounds.
(g)	Seven day yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities

March 31, 2022

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
ASSETS
Investments, at value
(cost $609,511,707 and $16,391,165)	$604,859,581	$16,053,868
Cash	12,399,613	1,349,925
Cash held in foreign currency, at value
(cost $230,688 and $23,246)	228,827	23,093
Dividends and interest receivable	6,898,087	184,885
Receivable for investment securities sold	4,725,022	23,703
Receivable for Fund shares sold	1,616,581	3,450
Prepaid expenses and other assets	30,672	14,510
Receivable from Adviser	—	5,188
TOTAL ASSETS	630,758,383	17,658,622
LIABILITIES
Payable for investments purchased	39,135,015	759,375
Payable to Adviser	351,634	—
Payable to affiliates	61,716	23,892
Payable for Fund shares redeemed	234,332	7,514
Shareholder servicing fees payable	117,726	2,481
Unrealized depreciation of forward
currency exchange contracts	289,705	6,578
Accrued expenses and other liabilities	16,517	18,128
TOTAL LIABILITIES	40,206,645	817,968
NET ASSETS	$590,551,738	$16,840,654
Net assets consist of:
Paid-in capital	$593,474,268	$17,007,219
Total distributable earnings/(losses)	$(2,922,530)	$(166,565)
NET ASSETS	$590,551,738	$16,840,654

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	58,325,982	1,704,065
Net asset value, offering, and
redemption price per share	$10.13	$9.88

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Assets and Liabilities (Continued)

March 31, 2022

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
ASSETS
Investments, at value
(cost $64,166,847 and $54,628,074)	$63,973,117	$54,829,840
Cash held in foreign currency, at value
(cost $38,130 and $—)	37,961	—
Dividends and interest receivable	547,456	231
Receivable for investment securities sold	—	473,079
Receivable for Fund shares sold	5,240	—
Prepaid expenses and other assets	16,405	—
TOTAL ASSETS	64,580,179	55,303,150
LIABILITIES
Payable for investments purchased	1,879,502	1,159,400
Payable to Adviser	24,381	32,758
Payable to affiliates	22,610	—
Shareholder servicing fees payable	10,212	—
Unrealized depreciation of forward
currency exchange contracts	8,538	—
Payable for Fund shares redeemed	30	—
Accrued expenses and other liabilities	18,245	—
TOTAL LIABILITIES	1,963,518	1,192,158
NET ASSETS	$62,616,661	$54,110,992
Net assets consist of:
Paid-in capital	$62,701,861	$53,737,786
Total distributable earnings/(losses)	$(85,200)	$373,206
NET ASSETS	$62,616,661	$54,110,992

NAV
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)		2,640,000
Net asset value, offering, and
redemption price per share		$20.50

INSTITUTIONAL CLASS
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	6,267,704
Net asset value, offering, and
redemption price per share	$9.99

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations

For the Six Months Ended March 31, 2022

	CrossingBridge	CrossingBridge
	Low Duration High	Responsible
	Yield Fund	Credit Fund
INVESTMENT INCOME
Interest income (net foreign tax withholding
of $26,700 and $7, respectively)	$7,563,918	$303,303
Dividend income	15,278	—
TOTAL INVESTMENT INCOME	7,579,196	303,303
EXPENSES
Management fees (Note 4)	1,385,765	53,877
Shareholder servicing fees – Institutional Class (Note 5)	213,195	8,289
Administration and accounting fees (Note 6)	99,295	34,887
Expense recoupment by Adviser (Note 4)	80,411	—
Federal and state registration fees	40,166	16,194
Transfer agent fees and expenses (Note 6)	32,556	9,933
Custody fees (Note 6)	16,184	8,392
Legal fees	13,316	8,190
Audit and tax fees	10,100	8,554
Pricing fees (Note 6)	8,282	3,298
Chief Compliance Officer fees (Note 6)	5,828	5,828
Reports to shareholders	5,098	2,390
Trustees’ fees	4,366	4,366
Insurance fees	2,366	1,366
Other expenses	2,370	910
TOTAL EXPENSES	1,919,298	166,474
Less waivers and reimbursement by Adviser (Note 4)	—	(91,691)
NET EXPENSES	1,919,298	74,783
NET INVESTMENT INCOME	5,659,898	228,520
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	72,535	89,966
Foreign currency exchange contracts	2,515,045	134,088
Foreign currency transactions	(83,665)	(1,516)
	2,503,915	222,538
Net change in unrealized appreciation (depreciation) on:
Investments	(4,691,364)	(345,158)
Foreign currency exchange contracts	(748,424)	(51,314)
Foreign currency translation	(416)	(94)
	(5,440,204)	(396,566)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS	(2,936,289)	(174,028)
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$2,723,609	$54,492

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS

Statements of Operations (Continued)

For the Six Months Ended March 31, 2022

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
INVESTMENT INCOME
Interest income	$372,660	$433
Dividend income	—	250
TOTAL INVESTMENT INCOME	372,660	683
EXPENSES
Management fees (Note 4)	167,113	130,713
Administration and accounting fees (Note 6)	35,067	—
Shareholder servicing fees – Institutional Class (Note 5)	25,710	—
Federal and state registration fees	18,202	—
Transfer agent fees and expenses (Note 6)	11,945	—
Legal fees	9,100	—
Audit and tax fees	8,644	—
Custody fees (Note 6)	7,402	—
Chief Compliance Officer fees (Note 6)	5,828	—
Pricing fees (Note 6)	4,646	—
Trustees’ fees	4,366	—
Excise tax	—	2,754
Reports to shareholders	2,390	—
Insurance fees	1,366	—
Other expenses	726	—
TOTAL EXPENSES	302,505	133,467
Less waivers and reimbursement by Adviser (Note 4)	(71,118)	—
NET EXPENSES	231,387	133,467
NET INVESTMENT INCOME (LOSS)	141,273	(132,784)
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	113,524	306,462
Foreign currency exchange contracts	72,258	—
Foreign currency transactions	(21,946)	(2,022)
	163,836	304,440
Net change in unrealized appreciation (depreciation) on:
Investments	(221,573)	203,559
Foreign currency exchange contracts	(8,538)	—
Foreign currency transactions	(172)	—
	(230,283)	203,559
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(66,447)	507,999
NET INCREASE IN NET
ASSETS FROM OPERATIONS	$74,826	$375,215

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Statements of Changes in Net Assets

	For the Six
	Months Ended
	March 31, 2022	Year Ended
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income	$5,659,898	$6,561,556
Net realized gain (loss) on:
Investments	72,535	7,132,312
Forward currency exchange contracts	2,515,045	274,815
Written options	—	57,400
Foreign currency transactions	(83,665)	12,907
Net change in unrealized
appreciation (depreciation) on:
Investments	(4,691,364)	2,551,056
Forward currency exchange contracts	(748,424)	307,539
Foreign currency translation	(416)	(1,282)
Net increase in net assets from operations	2,723,609	16,896,303

FROM DISTRIBUTIONS
Distributions to shareholders	(12,215,126)	(7,308,862)
Net decrease in net assets
resulting from distributions paid	(12,215,126)	(7,308,862)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	353,200,808	257,858,317
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	8,770,284	5,795,404
Payments for shares redeemed –
Institutional Class	(88,411,471)	(90,881,724)
Net increase in net assets
from capital share transactions	273,559,621	172,771,997
TOTAL INCREASE IN NET ASSETS	264,068,104	182,359,438

NET ASSETS:
Beginning of Period/Year	326,483,634	144,124,196
End of Period/Year	$590,551,738	$326,483,634

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Statements of Changes in Net Assets (Continued)

	For the Six	Period From
	Months Ended	June 30, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income	$228,520	$73,835
Net realized gain (loss) on:
Investments	89,966	1,480
Forward currency exchange contracts	134,088	(8,861)
Foreign currency transactions	(1,516)	3,209
Net change in unrealized
appreciation (depreciation) on:
Investments	(345,158)	7,861
Forward currency exchange contracts	(51,314)	44,736
Foreign currency translation	(94)	(53)
Net increase in net assets from operations	54,492	122,207

FROM DISTRIBUTIONS
Distributions to shareholders	(271,744)	(71,520)
Net decrease in net assets
resulting from distributions paid	(271,744)	(71,520)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	1,762,134	17,033,340
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	265,242	71,520
Payments for shares redeemed –
Institutional Class	(1,858,893)	(266,124)
Net increase in net assets
from capital share transactions	168,483	16,838,736
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(48,769)	16,889,423

NET ASSETS:
Beginning of Period	16,889,423	—
End of Period	$16,840,654	$16,889,423

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Statements of Changes in Net Assets (Continued)

	For the Six	Period From
	Months Ended	June 30, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment income (loss)	$141,273	$(9,365)
Net realized gain (loss) on:
Investments	113,524	5,227
Forward currency exchange contracts	72,258	—
Foreign currency transactions	(21,946)	7,242
Net change in unrealized
appreciation (depreciation) on:
Investments	(221,573)	27,843
Forward currency exchange contracts	(8,538)	—
Foreign currency transactions	(172)	—
Net increase in net assets from operations	74,826	30,947

FROM DISTRIBUTIONS
Distributions to shareholders	(190,973)	—
Net decrease in net assets
resulting from distributions paid	(190,973)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares –
Institutional Class	28,946,278	37,029,820
Net asset value of shares issued to shareholders
in payment of distributions declared –
Institutional Class	20,470	—
Payments for shares redeemed –
Institutional Class	(3,294,677)	(30)
Net increase in net assets
from capital share transactions	25,672,071	37,029,790
TOTAL INCREASE IN NET ASSETS	25,555,924	37,060,737

NET ASSETS:
Beginning of Period	37,060,737	—
End of Period	$62,616,661	$37,060,737

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Statements of Changes in Net Assets (Continued)

	For the Six	Period From
	Months Ended	September 20, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
FROM OPERATIONS
Net investment loss	$(132,784)	$(907)
Net realized gain (loss) on:
Investments	306,462	691
Foreign currency transactions	(2,022)	—
Net change in unrealized
appreciation (depreciation) on:
Investments	203,559	(1,793)
Net increase (decrease) in
net assets from operations	375,215	(2,009)

FROM DISTRIBUTIONS
Distributions to shareholders	—	—
Net decrease in net assets
resulting from distributions paid	—	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares	48,741,966	5,803,792
Payments for shares redeemed	(807,972)	—
Net increase in net assets
from capital share transactions	47,933,994	5,803,792
TOTAL INCREASE IN NET ASSETS	48,309,209	5,801,783

NET ASSETS:
Beginning of Period	5,801,783	—
End of Period	$54,110,992	$5,801,783

(1)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights

Institutional Class

For the Six
Months Ended
March 31, 2022
(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.36

Income from investment operations:
Net investment income(2)	0.14
Net realized and unrealized gain (loss) on investments(3)	(0.06)
Total from investment operations	0.08

Less distributions paid:
From net investment income	(0.15)
From net realized gains	(0.16)
Total distributions paid	(0.31)

Net Asset Value, End of Period/Year	$10.13
Total return(5)	0.73%

Supplemental Data and Ratios:
Net assets, end of period/year (000’s)	$590,552

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)(7)	0.90%
After waivers and reimbursement of expenses(6)(7)	0.90%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)	2.65%
After waivers and reimbursements of expenses(6)	2.65%
Portfolio turnover rate(8)	65.88%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)	Less than $0.005 per share.
(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods of less than one year.
(7)
This ratio includes previous expense reimbursements recouped by the Adviser.  If the recoupment was excluded, this ratio would be 0.86% for the six months ended March 31, 2022 and unchanged for all other periods presented.

(8)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE LOW DURATION HIGH YIELD FUND

Financial Highlights (Continued)

Per Share Data for a Share Outstanding Throughout Each Period/Year

				Period from
				February 1, 2018(1)
Year Ended	Year Ended	Year Ended		through
September 30, 2021	September 30, 2020	September 30, 2019		September 30, 2018
$9.86	$10.04	$10.06		$10.00

0.34	0.35	0.29		0.17
0.54	(0.18)	(0.02)		0.02
0.88	0.17	0.27		0.19

(0.38)	(0.35)	(0.29)		(0.13)
—	—	(0.00	)(4)	—
(0.38)	(0.35)	(0.29)		(0.13)

$10.36	$9.86	$10.04		$10.06
9.13%	1.80%	2.71%		1.95%

$326,484	$144,124	$129,019		$45,827

0.91%	0.96%	1.08%		1.90%
0.88%	0.90%	0.96%		1.00%

3.34%	3.35%	2.83%		1.64%
3.37%	3.41%	2.95%		2.54%
169.73%	224.86%	198.63%		76.70%

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE RESPONSIBLE CREDIT FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period
Institutional Class
	For the Six	Period from
	Months Ended	June 30, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
Net Asset Value, Beginning of Period	$10.01	$10.00

Income from investment operations:
Net investment income(2)	0.14	0.06
Net realized and unrealized loss on investments(3)	(0.11)	(0.01)
Total from investment operations	0.03	0.05

Less distributions paid:
From net investment income	(0.14)	(0.04)
From net realized gains	(0.02)	—
Total distributions paid	(0.16)	(0.04)

Net Asset Value, End of Period	$9.88	$10.01
Total return(4)	0.33%	0.57%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$16,841	$16,889

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	2.01%	2.77%
After waivers and reimbursement of expenses(5)	0.90%	0.91	%(6)
Ratio of net investment income (loss)
to average net assets:
Before waivers and reimbursements of expenses(5)	1.65%	0.50%
After waivers and reimbursements of expenses(5)	2.76%	2.36%
Portfolio turnover rate(7)	82.75%	39.47%

(1)	Commencement of investment operations.
(2)	Per share net investment income was calculated using average shares outstanding method.
(3)
Net realized and unrealized loss per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	The ratio of expenses to average net assets after waivers and reimbursement of expenses includes bank loan service charges. Excluding these charges, the ratio was 0.90%.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE ULTRA-SHORT DURATION FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period
Institutional Class

	For the Six	Period from
	Months Ended	June 30, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
Net Asset Value, Beginning of Period	$10.01	$10.00

Income from investment operations:
Net investment income (loss)(2)	0.03	(0.01)
Net realized and unrealized
gain (loss) on investments(3)	(0.01)	0.02
Total from investment operations	0.02	0.01

Less distributions paid:
From net investment income	(0.03)	—
From net realized gains	(0.01)	—
Total distributions paid	(0.04)	—

Net Asset Value, End of Period	$9.99	$10.01
Total return(4)	0.19%	0.07%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$62,617	$37,061

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(5)	1.18%	2.68%
After waivers and reimbursement of expenses(5)	0.90%	0.90%
Ratio of net investment income (loss)
to average net assets:
Before waivers and reimbursements of expenses(5)	0.27%	(2.06%)
After waivers and reimbursements of expenses(5)	0.55%	(0.28%)
Portfolio turnover rate(6)	116.14%	41.74%

(1)	Commencement of investment operations.
(2)	Per share net investment income (loss) was calculated using average shares outstanding method.
(3)
Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(4)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(5)	Annualized for periods less than one year.
(6)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE PRE-MERGER SPAC ETF

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period
NAV

	For the Six	Period from
	Months Ended	September 20, 2021(1)
	March 31, 2022	through
	(Unaudited)	September 30, 2021
Net Asset Value, Beginning of Period	$20.01	$20.00

Income from investment operations:
Net investment loss(2)	(0.08)	(0.00	)(3)
Net realized and unrealized gain on investments(4)	0.57	0.01
Total from investment operations	0.49	0.01

Less distributions paid:
From net investment income	—	—
From net realized gains	—	—
Total distributions paid	—	—

Net Asset Value, End of Period	$20.50	$20.01
Total return(5)	2.45%	0.03%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$54,111	$5,802

Ratio of expenses to average net assets(6)	0.82%	0.80%
Ratio of net investment loss to average net assets(6)	(0.81)%	(0.80)%
Portfolio turnover rate(7)(8)	192.86%	4.29%

(1)	Commencement of investment operations.
(2)	Per share net investment loss was calculated using average shares outstanding method.
(3)	Amount between $(0.005) and $0.00 per share.
(4)
Net realized and unrealized gain per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations.

(5)
Total return represents the rate that investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total return for a period of less than one year is not annualized.

(6)	Annualized for periods less than one year.
(7)	Portfolio turnover not annualized for periods less than one year. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
(8)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of these financial statements.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements
March 31, 2022 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the “Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust.

The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration.

The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the period ended March 31, 2022, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares.

The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital.  The ETF commenced investment operations on September 20, 2021.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are  investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies (“SPACs”), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its net asset value (“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds are valued at cost. If cost does not represent current market value, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of  such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of March 31, 2022:

CrossingBridge Low Duration High Yield Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$—	$3,659,215	$—	$3,659,215
Bank Loans	—	64,871,967	—	64,871,967
Commercial Paper	—	120,980,172	—	120,980,172
Common Stocks	74,984	80,800	—	155,784
Convertible Bonds	—	8,475,197	7,245,000	15,720,197
Corporate Bonds	—	263,281,318	—	263,281,318
Special Purpose
Acquisition Companies	50,673,751	15,772,128	12,771	66,458,650
Trade Claims	—	4,857,666	—	4,857,666
Warrants	152,445	38,583	—	191,028
Money Market Funds	64,683,584	—	—	64,683,584
Total Assets	$115,584,764	$482,017,046	$7,257,771	$604,859,581
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(289,705)	$—	$(289,705)
Total Other
Financial Instruments	$—	$(289,705)	$—	$(289,705)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Responsible Credit Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$—	$1,221,250	$—	$1,221,250
Commercial Paper	—	320,953	—	320,953
Convertible Bonds	—	213,850	—	213,850
Corporate Bonds	—	9,603,681	—	9,603,681
Special Purpose
Acquisition Companies	2,512,291	390,002	450	2,902,743
Warrants	251	—	—	251
Money Market Funds	1,791,140	—	—	1,791,140
Total Assets	$4,303,682	$11,749,736	$450	$16,053,868
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(6,578)	$—	$(6,578)
Total Other
Financial Instruments	$—	$(6,578)	$—	$(6,578)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CrossingBridge Ultra-Short Duration Fund

	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$—	$3,383,301	$—	$3,383,301
Bank Loans	—	1,884,445	—	1,884,445
Common Stocks	11,269	—	—	11,269
Convertible Bonds	—	1,589,251	1,089,000	2,678,251
Corporate Bonds	—	46,555,139	—	46,555,139
Special Purpose
Acquisition Companies	6,314,531	1,237,898	493	7,552,922
Warrants	18,628	—	—	18,628
Money Market Funds	1,889,162	—	—	1,889,162
Total Assets	$8,233,590	$54,650,034	$1,089,493	$63,973,117
Other Financial Instruments(2)
Forward Currency
Exchange Contracts	$—	$(8,538)	$—	$(8,538)
Total Other
Financial Instruments	$—	$(8,538)	$—	$(8,538)

(1)	See the Schedule of Investments for industry classifications.
(2)
Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Pre-Merger SPAC ETF

	Level 1	Level 2	Level 3	Total
Assets(1):
Special Purpose
Acquisition Companies	$42,974,809	$10,765,002	$2,158	$53,741,969
Warrants	41,903	31,712	—	73,615
Rights	16,250	—	—	16,250
Money Market Funds	998,006	—	—	998,006
Total Assets	$44,030,968	$10,796,714	$2,158	$54,829,840

(1)	See the Schedule of Investments for industry classifications.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund

		Convertible	Special Purpose
	Bank Loans	Bonds	Acquisition Companies
Beginning Balance – October 1, 2021	$4,293,369	$—	$—
Purchases	90,634	7,245,000	68
Sales	(4,384,003)	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Change in unrealized
appreciation (depreciation)	—	—	12,703
Transfer in/(out) of Level 3	—	—	—
Ending Balance – March 31, 2022	$—	$7,245,000	$12,771

CrossingBridge Responsible Credit Fund

Special Purpose
Acquisition Companies
Beginning Balance – October 1, 2021	$—
Purchases	—
Sales	—
Realized gains	—
Realized losses	—
Change in unrealized
appreciation (depreciation)	450
Transfer in/(out) of Level 3	—
Ending Balance – March 31, 2022	$450

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Ultra-Short Duration Fund

	Convertible	Special Purpose
	Bonds	Acquisition Companies
Beginning Balance – October 1, 2021	$—	$—
Purchases	1,089,000	—
Sales	—	—
Realized gains	—	—
Realized losses	—	—
Change in unrealized appreciation (depreciation)	—	493
Transfer in/(out) of Level 3	—	—
Ending Balance – March 31, 2022	$1,089,000	$493

CrossingBridge Pre-Merger SPAC ETF

Special Purpose
Acquisition Companies
Beginning Balance – October 1, 2021	$—
Purchases	40
Sales	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation (depreciation)	2,118
Transfer in/(out) of Level 3	—
Ending Balance – March 31, 2022	$2,158

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2022:

CrossingBridge Low Duration High Yield Fund

Range/Weighted
Average of
	Fair Value	Valuation	Unobservable	Unobservable
Description	March 31, 2022	Methodologies	Input	Input*
Convertible Bonds*	$7,245,000	Company-specific	Market	$100.00
		information	assessment
Special Purpose	$ 12,771	Company-specific	Market
Acquisition Companies		information	assessment

*	Table presents information for one security, which has been valued at $100.00 throughout the period.

CrossingBridge Responsible Credit Fund

Range/Weighted
Average of
	Fair Value	Valuation	Unobservable	Unobservable
Description	March 31, 2022	Methodologies	Input	Input*
Special Purpose	$ 450	Company-specific	Market	$0.45/ $0.45
Acquisition Companies		information	assessment

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Ultra-Short Duration Fund

Range/Weighted
Average of
	Fair Value	Valuation	Unobservable	Unobservable
Description	March 31, 2022	Methodologies	Input	Input*
Convertible Bonds*	$1,089,000	Company-specific	Market	$100.00
		information	assessment
Special Purpose	$ 493	Company-specific	Market	$0.27/ $0.27
Acquisition Companies		information	assessment

CrossingBridge Pre-Merger SPAC ETF

Range/Weighted
Average of
	Fair Value	Valuation	Unobservable	Unobservable
Description	March 31, 2022	Methodologies	Input	Input*
Special Purpose	$ 2,158	Company-specific	Market	$0.23-$0.27/
Acquisition Companies		information	assessment	$0.23

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the period ended March 31, 2022, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2022, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

(d) Distributions to Shareholders

In general, the Mutual Funds will distribute any net investment income monthly and any net realized capital gains at least annually. The ETF will distribute any net investment income annually and any net realized capital gains at least annually. The Funds may make additional distributions if deemed to be desirable during the year. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Treatment of income and capital gain distributions for federal income tax purposes may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Funds. To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(e) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(g) Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of a Fund are allocated daily to each class of shares based

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are currently expensed up to 0.10% of average daily net assets of each Mutual Fund’s Institutional Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h) Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for the best tax relief order by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Withholding taxes on foreign interest, net of any reclaims, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the constant yield method.

(i) Loan Participation

When purchasing participation interests in a loan, a Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation agreement, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

(j) Derivatives

The Funds may utilize derivative instruments such as options, swaps, futures, forward contracts and other instruments with similar characteristics to the extent that they are consistent with the Funds’ investment objectives and limitations. The use of derivatives may involve additional investment risks, including counterparty credit risk, i.e., the risk that a Fund may experience delay in obtaining financial recovery in the event a counterparty experiences financial difficulty. To mitigate this risk, the Adviser will seek to effect derivative transactions with only counterparties that they believe are creditworthy.

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

and Liabilities and Statements of Operations. For the period ended March 31, 2022, the monthly average quantity and notional value of derivatives are described below:

CrossingBridge Low Duration High Yield Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	4	$31,082,966
Warrants	161,739	51,358

CrossingBridge Responsible Credit Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	1	$1,955,618
Warrants	677	325

CrossingBridge Ultra-Short Duration Fund
	Monthly Average	Monthly Average
	Contracts	Notional Value
Forward Currency Exchange Contracts	1	$816,078
Warrants	9,985	2,986

CrossingBridge Pre-Merger SPAC ETF
	Monthly Average	Monthly Average
	Contracts	Notional Value
Warrants	88,188	$28,049

Statement of Assets and Liabilities

Fair value of derivative instruments as of March 31, 2022 are described below:

CrossingBridge Low Duration High Yield Fund
	Asset Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	$191,028

	Liability Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Payable	$289,705

CrossingBridge Responsible Credit Fund
	Asset Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	$251

	Liability Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Payable	$6,578

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Ultra-Short Duration Fund
	Asset Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	$18,628

	Liability Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Forward Currency Exchange Contracts	Payable	$8,538

CrossingBridge Pre-Merger SPAC ETF
	Asset Derivatives
	Statement of Assets
	and Liabilities Location	Fair Value
Warrants	Investments, at value	$73,615

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended March 31, 2022 are described below:

CrossingBridge Low Duration High Yield Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$2,515,045
Warrants	21,334

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(748,424)
Warrants	75,253

CrossingBridge Responsible Credit Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$134,088
Warrants	(360)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(51,314)
Warrants	(224)

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Ultra-Short Duration Fund
Amount of Realized
Gain (Loss) on Derivatives
Forward Currency Exchange Contracts	$72,258

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Forward Currency Exchange Contracts	$(8,538)
Warrants	11,889

CrossingBridge Pre-Merger SPAC ETF
Amount of Realized
Gain (Loss) on Derivatives
Warrants	$(10,183)

Change in Unrealized Appreciation
(Depreciation) on Derivatives
Warrants	$(5,990)

(k) LIBOR

The London Interbank Offered Rate (“LIBOR”) is an interest-rate average calculated from estimates submitted by the leading banks in London. LIBOR represents the rate which banks may obtain short-term borrowings from each other. It is the primary interest rate benchmark for short-term interest rates around the world. The regulator of the LIBOR administrator phased out the use of LIBOR on December 31, 2021 such that the one-week and 2-month USD LIBOR settings will cease to be published or will no longer be representative.  The remaining USD LIBOR settings will cease to be published or will no longer be representative after June 30, 2023. Because the usefulness of LIBOR as a reference rate could deteriorate during the transition from LIBOR to an alternative reference rate, these effects could occur prior to June 30, 2023.

The expected discontinuation of LIBOR could have a significant impact on the financial markets, and may present a risk for certain market participants, including the risk that the transition from LIBOR to alternative interest rate benchmarks will not be orderly, will occur over various time periods or will have unintended consequences.

(3)	Federal Tax Matters

The tax character of distributions paid during the fiscal years or periods ended March 31, 2022 and September 30, 2021 were as follows:

CrossingBridge Low Duration High Yield Fund

	Period Ended	Year Ended
	March 31, 2022	September 30, 2021
Ordinary Income	$12,215,126	$7,308,862
Long Term Capital Gain	—	—

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

CrossingBridge Responsible Credit Fund(1)

	Period Ended	Period Ended
	March 31, 2022	September 30, 2021
Ordinary Income	$250,219	$71,520
Long Term Capital Gain	21,525	—

CrossingBridge Ultra-Short Duration Fund(1)
	Period Ended	Period Ended
	March 31, 2022	September 30, 2021
Ordinary Income	$190,973	$—
Long Term Capital Gain	—	—

(1)	Fund commenced investment operations on June 30, 2021.

The CrossingBridge Pre-Merger SPAC ETF did not make any distributions to shareholders during the periods ended March 31, 2022 or September 30, 2021.

The Funds designated as long-term capital gain dividend, pursuant to Section 852(b)(3) of the Code, the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended September 30, 2021.

As of September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

	CrossingBridge	CrossingBridge
	Low Duration	Responsible
	High Yield Fund	Credit Fund
Cost basis of investments for
federal income tax purposes	$327,804,846	$16,659,846
Gross tax unrealized appreciation	$2,269,336	$96,388
Gross tax unrealized depreciation	(1,910,129)	(45,664)
Total net tax unrealized appreciation
(depreciation) on investments	359,207	50,724
Undistributed ordinary income	6,668,499	23,174
Undistributed long-term capital gain	—	21,525
Other accumulated earnings (losses)	(458,719)	(44,736)
Total distributable earnings (accumulated losses)	$6,568,987	$50,687

	CrossingBridge	CrossingBridge
	Ultra-Short	Pre-Merger
	Duration Fund	SPAC ETF
Cost basis of investments for
federal income tax purposes	$40,774,290	$5,394,535
Gross tax unrealized appreciation	$57,293	$6,955
Gross tax unrealized depreciation	(54,349)	(12,850)
Total net tax unrealized appreciation
(depreciation) on investments	2,944	(5,895)
Undistributed ordinary income	28,003	3,886
Undistributed long-term capital gain	—	—
Other accumulated earnings (losses)	—	—
Total distributable earnings (accumulated losses)	$30,947	$(2,009)

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sale adjustments and tax treatment of Passive Foreign Investment Companies.

At September 30, 2021, the Funds had no capital loss carryovers to be carried forward to offset future realized capital gains.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year or period ended September 30, 2021, no reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities.

(4)	Investment Adviser

The Trust has an investment advisory agreement with the Adviser to furnish investment advisory services to the Mutual Funds. Under the terms of this agreement, the Trust, on behalf of the Mutual Funds, compensates the Adviser for its investment advisory services at the annual rate of 0.65% of each Mutual Fund’s respective average daily net assets.

In addition, pursuant to a separate investment advisory agreement between the Trust, on behalf of the ETF, and the Adviser, the Adviser is responsible for managing the ETF in accordance with its investment objectives.  For the services it provides the ETF, the ETF pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.80% of the ETF’s average daily net assets.  Under this agreement, the Adviser has agreed to pay all expenses of the ETF except interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETF under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser.

With respect to the Mutual Funds, the Adviser has contractually agreed to waive its management fee and/or reimburse a Fund’s other expenses at least through June 30, 2023 (January 31, 2023 for the CrossingBridge Low Duration High Yield Fund) to the extent necessary to ensure that a Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, distribution (12b-1) fees, shareholder servicing plan fees, taxes, leverage (i.e., any expense incurred in connection with borrowings made by a Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses and extraordinary items) (the “Expense Limitation Cap”) does not exceed 0.80% of each Mutual Fund’s respective average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

agreement, if such reimbursement will not cause a Mutual Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or expense payment; or (2) the Expense Limitation Cap in place at the time of the recoupment. During the six months ended March 31, 2022, the Adviser recouped $80,411 of previously waived expenses in the CrossingBridge Low Duration High Yield Fund. The following table shows the remaining waiver or reimbursed expenses for the Mutual Funds subject to potential recovery expiring:

	Expiring:
	9/30/22	9/30/23	9/30/24	3/31/25
CrossingBridge Low Duration High Yield Fund	$—	$89,655	$75,455	$—
CrossingBridge Responsible Credit Fund	—	—	58,237	91,691
CrossingBridge Ultra-Short Duration Fund	—	—	58,690	71,118

(5)	Distribution and Shareholder Servicing Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the CrossingBridge Low Duration High Yield Fund, which authorizes the Fund to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund’s Investor Class shares for services to prospective Fund shareholders and distribution of Fund shares. The Fund incurred no fees pursuant to the 12b-1 Plan during the year ended September 30, 2021 as the Investor Class was not operational during the year.

The Mutual Funds have adopted a Shareholder Servicing Plan to pay for shareholder support services from the applicable Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.15% of the applicable Fund’s average daily net assets. Currently, the shareholder servicing fee authorized for each Mutual Fund is up to 0.10%; however, the fee may be increased up to 0.15% of a Fund’s daily net assets, at any time. Each Mutual Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of shareholders. The following table details the fees incurred for Institutional Class shares for the Mutual Funds pursuant to the Shareholder Servicing Plan during the six months ended March 31, 2022, as well as the fees owed as of March 31, 2022.

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$213,195	$117,726
CrossingBridge Responsible Credit Fund	8,289	2,481
CrossingBridge Ultra-Short Duration Fund	25,710	10,212

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the transfer agent to the Funds and provides pricing services to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Funds’ custodian. Fees incurred for the six months ended March 31, 2022, and owed as of March 31, 2022, are as follows:

Fund Administration, Accounting and Pricing	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$107,577	$42,174
CrossingBridge Responsible Credit Fund	38,185	12,286
CrossingBridge Ultra-Short Duration Fund	39,713	11,234

Transfer Agency	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$32,556	$13,288
CrossingBridge Responsible Credit Fund	9,933	4,031
CrossingBridge Ultra-Short Duration Fund	11,945	4,955

Custody	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$16,184	$4,315
CrossingBridge Responsible Credit Fund	8,392	5,636
CrossingBridge Ultra-Short Duration Fund	7,402	4,482

Under the terms of a Fund Servicing Agreement, the Adviser pays the fund administration and accounting, transfer agency and custody fees for the ETF.

Certain officers of the Funds are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of Fund Services. The Mutual Funds’ allocation of the Trust’s Chief Compliance Officer fees incurred for the six months ended March 31, 2022, and owed as of March 31, 2022, is as follows:

	Fees incurred	Fees owed
CrossingBridge Low Duration High Yield Fund	$5,828	$1,939
CrossingBridge Responsible Credit Fund	5,828	1,939
CrossingBridge Ultra-Short Duration Fund	5,828	1,939

Under the terms of a Fund Servicing Agreement, the Adviser pays the Chief Compliance Officer fees for the ETF.

The CrossingBridge Low Duration High Yield Fund also has a line of credit with U.S. Bank (See Note 11).

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

CrossingBridge Low Duration High Yield Fund

	Six months ended	Year ended
	March 31, 2022	September 30, 2021
Shares sold	34,633,596	25,189,279
Shares reinvested	861,580	571,682
Shares redeemed	(8,670,683)	(8,883,494)
Net Increase	26,824,493	16,877,467

CrossingBridge Responsible Credit Fund
		Period from
		June 30, 2021(1)
	Six months ended	through
	March 31, 2022	September 30, 2021
Shares sold	176,971	1,706,239
Shares reinvested	26,691	7,151
Shares redeemed	(186,403)	(26,584)
Net Increase	17,259	1,686,806

CrossingBridge Ultra-Short Duration Fund
		Period from
		June 30, 2021(1)
	Six months ended	through
	March 31, 2022	September 30, 2021
Shares sold	2,891,360	3,703,466
Shares reinvested	2,046	—
Shares redeemed	(329,165)	(3)
Net Increase	2,564,241	3,703,463

CrossingBridge Pre-Merger SPAC ETF
		Period from
		June 30, 2021(1)
	Six months ended	through
	March 31, 2022	September 30, 2021
Shares sold	2,390,000	290,000
Shares reinvested	—	—
Shares redeemed	(40,000)	—
Net Increase	2,350,000	290,000

(1)	Commencement of operations.

(8)	Creation and Redemption Transactions

Shares of the CrossingBridge Pre-Merger SPAC ETF are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”). The ETF issues and redeems shares

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the ETF’s total assets minus the ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Only “Authorized Participants” may purchase or redeem shares directly from the ETF. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETF. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the ETF is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, nonstandard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.03% of the value of the order will be charged by the ETF. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of ETF shareholders.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ETF and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the ETF will be issued to such authorized participant notwithstanding the fact that the ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

soon as possible. If the ETF or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ETF for losses, if any.

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the six months ended March 31, 2022 are summarized below:

	Purchases	Sales
CrossingBridge Low Duration High Yield Fund	$364,997,358	$195,079,147
CrossingBridge Responsible Credit Fund	12,988,001	11,609,599
CrossingBridge Ultra-Short Duration Fund	39,369,312	25,384,738
CrossingBridge Pre-Merger SPAC ETF	109,521,254	58,393,000

The above purchases and sales exclude any in-kind transactions associated with creations and redemptions.  During the six months ended March 31, 2022, the CrossingBridge Pre-Merger SPAC had $10,669,262 of creations in-kind and $2,645,261 of redemptions in-kind.

There were no purchases or sales of U.S. government securities in the Funds.

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At March 31, 2022, Charles Schwab & Co., Inc. held 43.45% and 83.38% of the CrossingBridge Low Duration High Yield Fund and CrossingBridge Responsible Credit Fund, respectively. National Financial Services LLC held 91.86% of the CrossingBridge Ultra-Short Duration Fund at March 31, 2022. There were no beneficial shareholders in the CrossingBridge Pre-Merger SPAC ETF at March 31, 2022.

(11)	Line of Credit

At March 31, 2022, the CrossingBridge Low Duration High Yield Fund had a line of credit in the amount of the lesser of $15,000,000 or 33 1/3% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 6, 2022. The unsecured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank, N.A. Interest will be accrued at the prime rate (3.50% as of March 31, 2022). During the six months ended March 31, 2022, the CrossingBridge Low Duration High Yield Fund did not utilize the line of credit.

(12)	Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

CROSSINGBRIDGE FUNDS
Notes to Financial Statements (Continued)
March 31, 2022 (Unaudited)

On April 28, 2022, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid an income distribution of $1,047,208, $44,609 and $59,624, respectively, to their Institutional Class shareholders of record on April 27, 2022.

On May 27, 2022, the CrossingBridge Low Duration High Yield Fund, CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund declared and paid income distributions to their Institutional Class shareholders of record on May 26, 2022.  The amounts were not finalized as of the date of this report being released.

(13)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

CROSSINGBRIDGE FUNDS
Additional Information
(Unaudited)

Results of Shareholder Meeting

A Special Joint Meeting of Shareholders (the “Meeting”) took place on April 6, 2022. The Meeting was held for all series in the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, February 7, 2022, the Trust had 534,673,511 shares outstanding. The results of the voting for the proposals were as follows:

Proposal 1: To approve the election of four Trustees to the Board of Trustees of the Trust to serve until his or her successor is elected and qualified.

	For Votes	Votes Withheld	Broker Non-Vote
Vincent P. Lyles	465,453,094	2,962,687	15,025,189
Erik K. Olstein	465,703,874	2,711,906	15,025,189
Lisa Zúñiga Ramírez	465,728,682	2,662,552	15,025,189
Gregory M. Wesley	465,394,219	2,984,741	15,025,189

Accordingly, effective April 6, 2022, the Board of Trustees of Trust for Professional Managers consists of the following individuals, each of whom have been elected by shareholders:

Michael D. Akers, Independent Trustee
Gary A. Drska, Independent Trustee
Vincent P. Lyles, Independent Trustee
Erik K. Olstein, Independent Trustee
Lisa Zúñiga Ramírez, Independent Trustee
Gregory M. Wesley, Independent Trustee
Joseph C. Neuberger, Interested Trustee

Proposal 2: To approve one or more adjournments of the Special Meeting to a later date to solicit additional proxies.

For Votes	Votes Against	Votes Abstained
476,848,750	2,932,139	3,647,484

Tax Information

For the fiscal year or period ended September 30, 2021, 0% of the Funds’ taxable ordinary income distributions were designated as short-term capital gain distributions under Section 871(k) of the Code.

For the fiscal year or period ended September 30, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.38% for the CrossingBridge Low Duration High Yield Fund and 0% for the other Funds.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year or period ended September 30, 2021, was 0.38% for the CrossingBridge Low Duration High Yield Fund and 0% for the other Funds.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-898-2780.

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Independent Trustees

Michael D.	Trustee	Indefinite	23	Professor	Independent
Akers, Ph.D.		Term; Since		Emeritus,	Trustee, USA
615 E. Michigan St.		August 22,		Department of	MUTUALS
Milwaukee, WI 53202		2001		Accounting	(an open-end
Year of Birth: 1955				(June 2019-	investment
				present);	company
				Professor,	(2001-2021).
Department of
Accounting
(2004-2019);
Chair,
Department
of Accounting
(2004-2017),
Marquette
University.

Gary A. Drska	Trustee	Indefinite	23	Retired;	Independent
615 E. Michigan St.		Term; Since		Former Pilot,	Trustee, USA
Milwaukee, WI 53202		August 22,		Frontier/Midwest	MUTUALS
Year of Birth: 1956		2001		Airlines, Inc.	(an open-end
				(airline company)	investment
				(1986–2021).	company
(2001-2021).

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	23	President	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since		(2017–present),	Funds (an
Milwaukee, WI 53202	Trustee	August 22,		Chief	open-end
Year of Birth: 1962		2001		Operating	investment
				Officer	company)
				(2016–2020),	(2003-2017);
				Executive Vice	Trustee, USA
				President	MUTUALS
				(1994–2017),	(an open-end
				U.S. Bancorp	investment
				Fund Services,	company)
				LLC.	(2001-2018).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Principal	January 24,		Fund Services,
Year of Birth: 1957	Executive	2013		LLC (2004–
	Officer			present).

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp
Milwaukee, WI 53202	Treasurer	January 24,		Fund Services,
Year of Birth: 1974	and	2013		LLC (2002–
	Principal			present).
Financial
and
Accounting
Officer

*	Mr. Neuberger is deemed to be an “interested person” of the Trust as defined by the 1940 Act due to his position and material business relationship with the Trust.

CROSSINGBRIDGE FUNDS
Additional Information (Continued)
(Unaudited)

Other
Directorships
			Number of		Held by
		Term of	Portfolios	Principal	Trustee
Name,	Position(s)	Office and	in the Trust	Occupation(s)	During
Address and	Held with	Length of	Overseen	During the Past	the Past
Year of Birth	the Trust	Time Served	by Trustee	Five Years	Five Years
Deanna B. Marotz	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	October 21,		Bancorp Fund
Year of Birth: 1965	Vice	2021		Services, LLC
	President			(2021 – present);
	and Anti-			Chief Compliance
	Money			Officer of Keeley-
	Laundering			Teton Advisors,
	Officer			LLC and Teton
Advisors, Inc.
(since 2017);
Chief Compliance
Officer of Keeley
Asset Management
Corp. (2015-2017).

Jay S. Fitton	Secretary	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.		Term; Since		President, U.S.
Milwaukee, WI 53202		July 22,		Bancorp Fund
Year of Birth: 1970		2019		Services, LLC
(2019-present);
Partner, Practus,
LLP (2018-2019);
Counsel, Drinker
Biddle & Reath LLP
(2016-2018).

Kelly A. Strauss	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		April 23,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		July 1,		Bancorp Fund
Year of Birth: 1987		2015		Services, LLC
(2010–present).

Laura Carroll	Assistant	Indefinite	N/A	Assistant Vice	N/A
615 E. Michigan St.	Treasurer	Term; Since		President, U.S.
Milwaukee, WI 53202		August 20,		Bancorp Fund
Year of Birth: 1985		2018		Services, LLC
(2007–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds’ toll free at 1-888-898-2780. A description of these policies and procedures is also included in a Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

A Fund’s proxy voting record for the most recent 12-month period ended June 30 (as applicable) is available without charge, upon request, by calling, toll free, 1-888-898-2780, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view a Fund’s filings (as applicable) on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-898-2780 to request individual copies of these documents. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the CrossingBridge Pre-Merger SPAC ETF trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the ETF is available without charge, on the ETF’s website at www.crossingbridgefunds.com.

CROSSINGBRIDGE FUNDS

Investment Adviser	CrossingBridge Advisors, LLC
427 Bedford Road
Suite 220
Pleasantville, New York 10570

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributors	Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date:  6/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ John Buckel
John Buckel, President

Date:   6/1/2022

By (Signature and Title)*        /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date:  6/1/2022

* Print the name and title of each signing officer under his or her signature.